AB All Market Total Return Portfolio

Consolidated Portfolio of Investments

May 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 55.4%
Information Technology – 13.1%
Communications Equipment – 0.3%
Acacia Communications, Inc.(a)	31,746	$2,142,855
Cisco Systems, Inc.	290	13,868

		2,156,723

Electronic Equipment, Instruments & Components – 2.3%
Amphenol Corp. - Class A	49,835	4,812,068
CDW Corp./DE	31,686	3,514,294
Fitbit, Inc. - Class A(a)	178,433	1,131,265
Flex Ltd.(a)	4,600	44,666
Ingenico Group SA	9,166	1,275,814
IPG Photonics Corp.(a)	4,003	622,066
KEMET Corp.	70,843	1,914,886
LG Innotek Co., Ltd.	1,511	181,039
Shennan Circuits Co., Ltd. - Class A	1,120	23,889
Zhejiang Dahua Technology Co., Ltd. - Class A	98,500	206,027

		13,726,014

IT Services – 3.9%
Accenture PLC - Class A	1,655	333,681
Amadeus IT Group SA - Class A	8,680	453,889
Automatic Data Processing, Inc.	40,948	5,998,473
Booz Allen Hamilton Holding Corp.	12,196	972,753
Capgemini SE	5,540	572,252
Cognizant Technology Solutions Corp. - Class A	46,069	2,441,657
Fidelity National Information Services, Inc.	7,870	1,092,592
International Business Machines Corp.	2,808	350,719
Leidos Holdings, Inc.	1,260	132,665
Mastercard, Inc. - Class A	27,583	8,299,449
Paychex, Inc.	8,870	641,124
Visa, Inc. - Class A	10,825	2,113,473

		23,402,727

Semiconductors & Semiconductor Equipment – 0.7%
Applied Materials, Inc.	1,680	94,382
ASML Holding NV	1,205	394,734
Intel Corp.	8,053	506,775
Lam Research Corp.	1,047	286,532
Maxim Integrated Products, Inc.	2,113	121,878
Powertech Technology, Inc.	82,000	265,569
Realtek Semiconductor Corp.	31,000	267,767
STMicroelectronics NV	9,966	247,505
Taiwan Semiconductor Manufacturing Co., Ltd.	3,000	29,164
Texas Instruments, Inc.	8,363	993,023
United Microelectronics Corp.	169,000	87,231
Xilinx, Inc.	9,807	901,754

		4,196,314

Software – 5.0%
Adobe, Inc.(a)	1,130	436,858
Autodesk, Inc.(a)	323	67,953
Avaya Holdings Corp.(a)	4,431	64,693
Check Point Software Technologies Ltd.(a)	10,070	1,104,377
Citrix Systems, Inc.	10,120	1,498,974

Company	Shares	U.S. $ Value

Constellation Software, Inc./Canada	1,330	$1,511,873
Intuit, Inc.	280	81,290
Microsoft Corp.	79,184	14,510,468
Monitronics International, Inc.(a)	2,230	6,690
Monitronics International, Inc.(a) (b) (c) (d)	2,239	6,462
Nice Ltd.(a)	4,900	909,244
NortonLifeLock, Inc.	6,034	137,455
Oracle Corp.	37,005	1,989,759
Oracle Corp. Japan	11,700	1,368,871
Paycom Software, Inc.(a)	984	292,474
RIB Software SE	37,936	1,221,215
SAP SE	11,379	1,452,214
ServiceNow, Inc.(a)	945	366,594
TiVo Corp.	70,808	431,221
Trend Micro, Inc./Japan	34,900	1,920,974
VMware, Inc. - Class A(a) (e)	5,766	901,053

		30,280,712

Technology Hardware, Storage & Peripherals – 0.9%
Apple, Inc.	10,715	3,406,727
Samsung Electronics Co., Ltd.	47,689	1,964,122

		5,370,849

		79,133,339

Health Care – 8.8%
Biotechnology – 0.5%
Alnylam Pharmaceuticals, Inc.(a)	1,341	181,397
Amgen, Inc.	1,244	285,747
Chongqing Zhifei Biological Products Co., Ltd. - Class A	16,100	189,603
Galapagos NV(a) (b)	417	84,871
Gilead Sciences, Inc.	3,071	239,016
Portola Pharmaceuticals, Inc.(a)	71,322	1,280,230
Progenics Pharmaceuticals, Inc.(a)	136,645	580,058
Vertex Pharmaceuticals, Inc.(a)	867	249,661

		3,090,583

Health Care Equipment & Supplies – 2.0%
Abbott Laboratories	62,393	5,922,344
Cochlear Ltd.	1,807	233,048
Coloplast A/S - Class B	1,613	272,815
Cooper Cos., Inc. (The)	280	88,754
Fisher & Paykel Healthcare Corp., Ltd.	5,636	105,081
Insulet Corp.(a)	1,340	252,684
Koninklijke Philips NV	52,890	2,404,536
Lepu Medical Technology Beijing Co., Ltd. - Class A	27,300	133,539
Medtronic PLC	3,817	376,280
ResMed, Inc.	1,689	271,625
Wright Medical Group NV(a) (e)	75,117	2,219,707

		12,280,413

Health Care Providers & Services – 1.5%
AmerisourceBergen Corp. - Class A	3,002	286,211
Anthem, Inc.	15,910	4,679,290

Company	Shares	U.S. $ Value

Galenica AG(f)	9,210	$682,279
Henry Schein, Inc.(a)	19,052	1,156,838
Humana, Inc.	799	328,109
Sinopharm Group Co., Ltd. - Class H	95,200	235,117
UnitedHealth Group, Inc.	5,022	1,530,957

		8,898,801

Health Care Technology – 0.1%
Cerner Corp.	3,874	282,414

Life Sciences Tools & Services – 1.6%
Bio-Rad Laboratories, Inc. - Class A(a)	630	309,532
IQVIA Holdings, Inc.(a)	46,389	6,936,083
QIAGEN NV(a)	35,033	1,528,703
Sartorius Stedim Biotech	1,083	294,770
Thermo Fisher Scientific, Inc.	932	325,445

		9,394,533

Pharmaceuticals – 3.1%
Astellas Pharma, Inc.	52,900	945,214
Bayer AG	4,672	319,376
Bristol-Myers Squibb Co.	18,142	1,083,440
Eli Lilly & Co.	2,512	384,210
GlaxoSmithKline PLC	47,240	978,468
Horizon Therapeutics PLC(a)	1,435	72,798
Johnson & Johnson	16,605	2,469,994
Merck & Co., Inc.	17,932	1,447,471
Novo Nordisk A/S - Class B	21,000	1,375,597
Roche Holding AG	10,914	3,788,484
Sanofi	14,011	1,370,483
UCB SA	750	75,064
Zoetis, Inc.	33,515	4,671,656

		18,982,255

		52,928,999

Consumer Discretionary – 8.3%
Auto Components – 0.9%
Aptiv PLC	44,485	3,351,945
ATD New Holdings, Inc.(a) (b) (d)	2,609	38,156
Delphi Technologies PLC(a)	155,491	2,002,724
Faurecia SE	7,365	285,554
Magna International, Inc. - Class A (Canada)	1,251	52,753

		5,731,132

Automobiles – 0.3%
Fiat Chrysler Automobiles NV	181,426	1,619,319
Nissan Motor Co., Ltd.	38,700	146,662

		1,765,981

Diversified Consumer Services – 0.4%
New Oriental Education & Technology Group, Inc. (Sponsored ADR)(a)	1,259	151,030
Service Corp. International/US	58,121	2,291,711

		2,442,741

Company	Shares	U.S. $ Value

Hotels, Restaurants & Leisure – 1.6%
Accor SA	18,596	$525,706
Aristocrat Leisure Ltd.	55,770	961,987
Caesars Entertainment Corp.(a)	176,792	2,013,661
Compass Group PLC	62,900	922,075
eDreams ODIGEO SA(a)	29,487	93,837
McDonald’s Corp.	5,530	1,030,350
Paddy Power Betfair PLC	23,778	3,025,249
Starbucks Corp.	6,480	505,375
Transat AT, Inc.(a) (e)	77,327	381,903

		9,460,143

Household Durables – 0.1%
Berkeley Group Holdings PLC	4,792	244,113
Persimmon PLC	3,161	90,164
Taylor Wimpey PLC	16,150	28,929
Whirlpool Corp.	2,117	257,893

		621,099

Internet & Direct Marketing Retail – 1.2%
Alibaba Group Holding Ltd. (ADR)(a)	9,253	1,918,980
Amazon.com, Inc.(a)	538	1,313,995
JD.com, Inc. (ADR)(a)	5,793	314,734
Naspers Ltd. - Class N	12,633	2,056,563
Prosus NV(a)	13,786	1,141,615
Vipshop Holdings Ltd. (ADR)(a)	14,146	245,292
Zalando SE(a) (f)	2,640	179,517

		7,170,696

Leisure Products – 0.0%
Polaris, Inc.	454	39,652

Multiline Retail – 0.3%
Dollar General Corp.	7,460	1,428,665
Next PLC	4,209	254,544

		1,683,209

Specialty Retail – 2.5%
AutoZone, Inc.(a)	1,040	1,193,774
Burlington Stores, Inc.(a)	611	128,108
GrandVision NV(f)	60,204	1,630,276
Home Depot, Inc. (The)	5,291	1,314,707
O’Reilly Automotive, Inc.(a)	600	250,344
Ross Stores, Inc.	6,037	585,348
Tiffany & Co.	15,830	2,028,298
TJX Cos., Inc. (The)	77,005	4,062,784
Topsports International Holdings Ltd.(f)	168,000	240,324
Ulta Beauty, Inc.(a)	15,230	3,716,272

		15,150,235

Textiles, Apparel & Luxury Goods – 1.0%
adidas AG	4,601	1,220,219
Deckers Outdoor Corp.(a)	4,620	843,289
NIKE, Inc. - Class B	35,435	3,493,182

Company	Shares	U.S. $ Value

Pandora A/S	6,795	$340,460

		5,897,150

		49,962,038

Financials – 7.2%
Banks – 1.7%
Bank Leumi Le-Israel BM	171,980	913,461
Bank of Beijing Co., Ltd. - Class A	58,500	40,046
Bank of Guiyang Co., Ltd. - Class A	225,700	245,183
CenterState Bank Corp.	14,474	228,689
China Merchants Bank Co., Ltd. - Class H	16,000	75,393
China Minsheng Banking Corp., Ltd. - Class H	344,000	240,183
Citigroup, Inc.	7,184	344,185
DBS Group Holdings Ltd.	112,300	1,553,613
IBERIABANK Corp.	49,829	2,113,248
JPMorgan Chase & Co.	4,932	479,933
Jyske Bank A/S(a)	39,664	1,095,279
KBC Group NV	8,235	432,068
Mebuki Financial Group, Inc.	117,800	267,784
Mizuho Financial Group, Inc.	59,600	74,389
Royal Bank of Canada	9,320	604,681
Societe Generale SA	13,247	195,961
Turkiye Garanti Bankasi AS	188,666	216,365
Turkiye Is Bankasi AS - Class C(a)	294,245	213,346
Wells Fargo & Co.	45,333	1,199,965

		10,533,772

Capital Markets – 3.4%
Ameriprise Financial, Inc.	2,150	301,151
BlackRock, Inc. - Class A	1,057	558,772
Charles Schwab Corp. (The)	122,466	4,397,754
China Cinda Asset Management Co., Ltd. - Class H	1,161,000	216,267
CI Financial Corp.	4,497	53,304
CME Group, Inc. - Class A	7,815	1,427,019
E*TRADE Financial Corp.	46,218	2,104,768
Goldman Sachs Group, Inc. (The)	2,469	485,134
Julius Baer Group Ltd.(a)	54,232	2,334,037
Legg Mason, Inc.	42,050	2,095,351
Moody’s Corp.	3,813	1,019,634
Nasdaq, Inc.	2,372	280,987
Partners Group Holding AG	1,080	899,720
S&P Global, Inc.	3,190	1,036,814
Samsung Securities Co., Ltd.	10,283	233,441
Singapore Exchange Ltd.	216,800	1,273,726
TD Ameritrade Holding Corp.	59,878	2,231,653

		20,949,532

Diversified Financial Services – 0.8%
Berkshire Hathaway, Inc. - Class B(a)	12,648	2,347,216
Far East Horizon Ltd.	302,000	268,681
FGL Holdings(b) (c) (d)	82,622	889,343
Jefferies Financial Group, Inc.	17,870	261,796
M&G PLC	18,308	31,863
Pargesa Holding SA	9,439	716,843
Voya Financial, Inc.	5,540	249,577

		4,765,319

Company	Shares	U.S. $ Value

Insurance – 1.2%
Admiral Group PLC	20,626	$595,771
American Financial Group, Inc./OH	5,904	355,657
Athene Holding Ltd. - Class A(a)	3,300	95,337
Aviva PLC	18,380	56,694
CNP Assurances	24,130	255,287
iA Financial Corp., Inc.	7,593	242,484
Japan Post Insurance Co., Ltd.	18,600	237,032
Legal & General Group PLC	20,691	51,085
PICC Property & Casualty Co., Ltd. - Class H	574,000	502,207
Principal Financial Group, Inc.	4,329	167,186
Progressive Corp. (The)	5,500	427,240
Reinsurance Group of America, Inc. - Class A	1,073	97,375
RenaissanceRe Holdings Ltd.	4,280	718,441
Sampo Oyj - Class A	22,950	824,605
Willis Towers Watson PLC	10,955	2,222,769
Zurich Insurance Group AG	1,130	365,670

		7,214,840

Thrifts & Mortgage Finance – 0.1%
Essent Group Ltd.	11,430	377,762

		43,841,225

Industrials – 6.0%
Aerospace & Defense – 0.3%
BAE Systems PLC	39,639	244,645
Howmet Aerospace, Inc.	11,570	151,336
L3Harris Technologies, Inc.	7,080	1,412,106

		1,808,087

Air Freight & Logistics – 0.3%
CH Robinson Worldwide, Inc.	12,860	1,043,332
SG Holdings Co., Ltd.	11,800	385,843
XPO Logistics, Inc.(a)	2,146	169,126
ZTO Express Cayman, Inc. (ADR)	8,833	288,132

		1,886,433

Building Products – 1.1%
Allegion PLC	32,715	3,261,686
Carrier Global Corp.(a)	15,090	308,892
LIXIL Group Corp.	21,400	298,961
Otis Worldwide Corp.	44,714	2,354,192
Owens Corning	3,270	171,675

		6,395,406

Commercial Services & Supplies – 1.6%
Advanced Disposal Services, Inc.(a)	65,728	2,049,399
Secom Co., Ltd.	33,600	2,916,445
Stericycle, Inc.(a) (e)	86,791	4,758,751

		9,724,595

Construction & Engineering – 0.0%
JGC Holdings Corp.	15,200	163,913
WillScot Corp.(a) (c)	1,235	16,475

		180,388

Company	Shares	U.S. $ Value

Consumer Cyclical - Automotive – 0.0%
Exide Technologies(a) (b) (c) (d)	48,846	$0
Exide Technologies/Old(a) (b) (c) (d)	1,244	0

		0

Electrical Equipment – 0.2%
Acuity Brands, Inc.	2,760	237,774
OSRAM Licht AG - Class TEND(a)	13,194	596,238
Vestas Wind Systems A/S	2,206	225,311

		1,059,323

Industrial Conglomerates – 0.4%
3M Co.	15,436	2,414,808
Toshiba Corp.(e)	10,000	274,257

		2,689,065

Machinery – 0.4%
Dover Corp.	11,858	1,153,191
IHI Corp.(e)	21,400	308,614
Middleby Corp. (The)(a)	2,299	156,562
Mitsubishi Heavy Industries Ltd.	10,300	267,364
Techtronic Industries Co., Ltd.	36,000	314,060
Weichai Power Co., Ltd. - Class A	88,300	161,769

		2,361,560

Marine – 0.0%
Nippon Yusen KK(e)	14,000	202,445

Professional Services – 1.6%
Experian PLC	28,800	1,010,087
Intertrust NV(f)	23,900	377,260
RELX PLC	107,805	2,487,918
Verisk Analytics, Inc. - Class A	27,275	4,709,847
Wolters Kluwer NV	14,780	1,176,021

		9,761,133

Road & Rail – 0.1%
AMERCO	290	93,525
Nippon Express Co., Ltd.	4,700	241,776

		335,301

		36,403,736

Communication Services – 4.8%
Diversified Telecommunication Services – 0.8%
AT&T, Inc.	14,266	440,249
Comcast Corp. - Class A	58,387	2,312,125
HKT Trust & HKT Ltd. - Class SS	483,000	687,115
Iliad SA	1,677	293,761
Nippon Telegraph & Telephone Corp.	35,800	814,851
Quebecor, Inc. - Class B	2,725	59,909
Verizon Communications, Inc.	606	34,772

		4,642,782

Company	Shares	U.S. $ Value

Entertainment – 0.4%
Activision Blizzard, Inc.	4,560	$328,229
Electronic Arts, Inc.(a)	2,493	306,340
NCSoft Corp.	203	129,673
Netflix, Inc.(a)	1,041	436,939
Nintendo Co., Ltd.	3,400	1,382,367

		2,583,548

Interactive Media & Services – 2.9%
Alphabet, Inc. - Class A(a)	126	180,624
Alphabet, Inc. - Class C(a)	6,306	9,010,769
Auto Trader Group PLC(f)	164,700	1,144,800
Facebook, Inc. - Class A(a)	29,311	6,597,613
Meet Group, Inc. (The)(a)	80,596	498,083
Tencent Holdings Ltd.	1,700	92,065

		17,523,954

Media – 0.0%
Charter Communications, Inc. - Class A(a)	193	104,992
DISH Network Corp. - Class A(a)	609	19,275
iHeartMedia, Inc. - Class A(a) (b) (e)	288	2,505

		126,772

Wireless Telecommunication Services – 0.7%
China Mobile Ltd.	154,000	1,088,894
Globe Telecom, Inc.	4,080	184,908
Millicom International Cellular SA	8,770	209,466
SoftBank Group Corp.	55,000	2,512,166
T-Mobile US, Inc.(a)	2,985	298,619

		4,294,053

		29,171,109

Consumer Staples – 3.0%
Beverages – 0.5%
Asahi Group Holdings Ltd.	26,900	1,012,242
Coca-Cola Co. (The)	23,780	1,110,050
Coca-Cola European Partners PLC	3,181	119,924
PepsiCo, Inc.	6,540	860,337

		3,102,553

Food & Staples Retailing – 0.6%
Coles Group Ltd.	26,173	267,933
Costco Wholesale Corp.	760	234,437
Koninklijke Ahold Delhaize NV	56,740	1,438,582
Southeastern Grocers, Inc. Npv(a) (b) (c) (d)	2,013	64,416
Walmart, Inc.	13,020	1,615,261

		3,620,629

Food Products – 0.8%
Danone SA	19,307	1,328,331

Company	Shares	U.S. $ Value

Henan Shuanghui Investment & Development Co., Ltd. - Class A	42,100	$233,613
Ingredion, Inc.	3,068	258,418
Morinaga & Co., Ltd./Japan	13,500	579,874
Nestle SA	13,033	1,415,084
Salmar ASA	22,840	1,030,008
Tingyi Cayman Islands Holding Corp.	12,000	20,659

		4,865,987

Household Products – 0.4%
Procter & Gamble Co. (The)	18,802	2,179,528

Personal Products – 0.2%
L’Oreal SA	3,294	966,168
Unilever NV	5,970	308,517
Unilever PLC	5,481	294,294

		1,568,979

Tobacco – 0.5%
British American Tobacco PLC	17,360	688,505
Philip Morris International, Inc.	14,966	1,097,906
Swedish Match AB	15,816	1,103,846

		2,890,257

		18,227,933

Materials – 1.8%
Chemicals – 1.4%
Evonik Industries AG	580	14,332
International Flavors & Fragrances, Inc.(e)	58,542	7,797,209
LANXESS AG	4,256	220,903
PhosAgro PJSC (GDR)(f)	9,278	128,036
RPM International, Inc.	3,986	298,073
Sumitomo Chemical Co., Ltd.(e)	36,500	113,427

		8,571,980

Construction Materials – 0.0%
Anhui Conch Cement Co., Ltd. - Class A	27,300	217,889

Containers & Packaging – 0.1%
Packaging Corp. of America	2,240	227,158
Westrock Co.	16	449

		227,607

Metals & Mining – 0.2%
Artsonig Pty Ltd.(b) (c) (d)	51,133	0
BlueScope Steel Ltd.	27,627	203,544
Constellium SE - Class A(a)	4,470	36,699
Fortescue Metals Group Ltd.	34,221	316,798
Kumba Iron Ore Ltd.	9,880	266,829
Neenah Enterprises, Inc.(a) (b) (c) (d)	10,896	0
Southern Copper Corp.	7,373	267,640

		1,091,510

Paper & Forest Products – 0.1%
Mondi PLC	26,338	495,558

		10,604,544

Company	Shares	U.S. $ Value

Utilities – 1.0%
Electric Utilities – 0.7%
American Electric Power Co., Inc.	15,140	$1,290,685
EDP - Energias de Portugal SA	128,000	597,963
Electricite de France SA	27,829	248,316
Enel SpA	195,283	1,509,874
NextEra Energy, Inc.	3,140	802,458
Terna Rete Elettrica Nazionale SpA	13,967	94,888

		4,544,184

Gas Utilities – 0.1%
AltaGas Ltd.	11,677	125,348
Tokyo Gas Co., Ltd.	20,200	483,628

		608,976

Multi-Utilities – 0.2%
Ameren Corp.	12,240	914,695
Public Service Enterprise Group, Inc.	5,608	286,232

		1,200,927

		6,354,087

Real Estate – 0.8%
Equity Real Estate Investment Trusts (REITs) – 0.5%
American Tower Corp.	1,511	390,095
Equinix, Inc.	463	323,003
Nippon Building Fund, Inc.	149	931,868
Orix JREIT, Inc.	25	36,134
SL Green Realty Corp.	1,450	61,074
Stockland	55,126	131,616
Taubman Centers, Inc.	18,056	746,435
VICI Properties, Inc.	14,538	285,235

		2,905,460

Real Estate Management & Development – 0.3%
CBRE Group, Inc. - Class A(a)	26,229	1,153,551
Vonovia SE	16,800	966,303

		2,119,854

		5,025,314

Energy – 0.6%
Oil, Gas & Consumable Fuels – 0.6%
Battalion Oil Corp.(a)	1	6
Berry Petroleum Corp.	9,850	41,764
CHC Group LLC(a) (g)	2,966	1,186
CNOOC Ltd.	169,000	193,076
Exxon Mobil Corp.	470	21,371
K2016470219 South Africa Ltd. - Series A(b) (c) (d)	465,862	0
K2016470219 South Africa Ltd. - Series B(b) (c) (d)	73,623	0
Koninklijke Vopak NV	620	33,937
LUKOIL PJSC (Sponsored ADR)	12,592	948,052
Marathon Petroleum Corp.	22,902	804,776
Paragon Litigation - Class A(b) (d)	649	65
Paragon Litigation - Class B(b) (d)	974	5,844

Company	Shares	U.S. $ Value

Parkland Corp./Canada(e)	6,964	$195,843
Royal Dutch Shell PLC - Class B	55,140	841,814
TC Energy Corp.	4,338	195,499
Tervita Corp.(a) (e)	29,494	80,330
Vantage Drilling International(a) (b)	573	3,295
Yanzhou Coal Mining Co., Ltd. - Class H(e)	224,000	171,966

		3,538,824

Total Common Stocks (cost $289,535,470)		335,191,148

INVESTMENT COMPANIES – 5.1%
Funds and Investment Trusts – 5.1%(h)
Financial Select Sector SPDR Fund(e)	35,580	832,928
iShares Core U.S. Aggregate Bond ETF	21,265	2,501,827
iShares Global Healthcare ETF(e)	18,298	1,284,520
iShares iBoxx High Yield Corporate Bond ETF	11,840	975,853
iShares JP Morgan USD Emerging Markets Bond ETF	6,100	649,040
iShares MSCI ACWI ETF(e)	5,108	368,900
iShares Russell 2000 ETF(e)	591	82,090
iShares US Technology ETF(e)	7,860	1,980,170
ROBO Global Robotics and Automation Index ETF(e)	15,450	658,015
VanEck Vectors JP Morgan EM Local Currency Bond ETF - Class E	16,313	502,930
Vanguard Global ex-U.S. Real Estate ETF	264,743	12,106,697
Vanguard Real Estate ETF(e)	114,387	8,856,985

Total Investment Companies (cost $33,768,788)		30,799,955

	Principal Amount (000)

CORPORATES - NON-INVESTMENT GRADE – 4.5%
Industrial – 3.6%
Basic – 0.4%
Advanced Drainage Systems, Inc. 5.00%, 09/30/2027(f)	$16	16,072
Arconic Corp. 6.125%, 02/15/2028(f)	33	32,082
CF Industries, Inc. 3.45%, 06/01/2023	78	78,635
4.95%, 06/01/2043	3	3,171
5.375%, 03/15/2044	76	82,534
Cleveland-Cliffs, Inc. 6.75%, 03/15/2026(f)	12	10,947
9.875%, 10/17/2025(f)	114	118,740
Commercial Metals Co. 5.375%, 07/15/2027	140	139,444
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 02/01/2026	20	20,829

	Principal Amount (000)		U.S. $ Value

Eldorado Gold Corp. 9.50%, 06/01/2024(f)	$	208	$220,266
ERP Iron Ore, LLC 9.04%, 12/31/2019(a) (b) (c) (d) (i) (j)		12	10,336
Flex Acquisition Co., Inc. 7.875%, 07/15/2026(f)		40	39,993
FMG Resources August 206 Pty Ltd. 4.50%, 09/15/2027(f)		107	107,821
Freeport-McMoRan, Inc. 3.55%, 03/01/2022		14	14,220
3.875%, 03/15/2023		186	187,085
Grinding Media, Inc./Moly-Cop AltaSteel Ltd. 7.375%, 12/15/2023(f)		123	122,796
Hecla Mining Co. 7.25%, 02/15/2028		28	28,423
Joseph T Ryerson & Son, Inc. 11.00%, 05/15/2022(f)		301	298,939
Kaiser Aluminum Corp. 6.50%, 05/01/2025(f)		22	22,554
Kraton Polymers LLC/Kraton Polymers Capital Corp. 5.25%, 05/15/2026(f)	EUR	100	109,006
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018(a) (c) (d) (i) (k)	$	146	0
Novelis Corp. 5.875%, 09/30/2026(f)		40	41,004
OCI NV 5.00%, 04/15/2023(f)	EUR	100	112,269
Olin Corp. 5.625%, 08/01/2029	$	124	112,041
9.50%, 06/01/2025(f)		21	22,919
Peabody Energy Corp. 6.00%, 03/31/2022(e) (f)		16	10,816
PolyOne Corp. 5.75%, 05/15/2025(f)		32	33,532
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 7.00%, 07/15/2024(f)		115	116,110
Sealed Air Corp. 6.875%, 07/15/2033(f)		70	82,733
SPCM SA 4.875%, 09/15/2025(f)		142	145,900
United States Steel Corp. 12.00%, 06/01/2025(f)		175	175,529
Valvoline, Inc. 4.25%, 02/15/2030(f)		152	151,567
WR Grace & Co.-Conn 5.125%, 10/01/2021(f)		10	10,278
5.625%, 10/01/2024(f)		23	23,048

			2,701,639

Principal Amount (000)			U.S. $ Value

Capital Goods – 0.4%
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(f) (j)	EUR	202	$211,938
Ball Corp. 5.00%, 03/15/2022	$	93	97,558
Bombardier, Inc. 5.75%, 03/15/2022(f)		364	242,009
8.75%, 12/01/2021(f)		60	43,490
Clean Harbors, Inc. 4.875%, 07/15/2027(f)		3	3,105
Cleaver-Brooks, Inc. 7.875%, 03/01/2023(f)		74	62,344
Colfax Corp. 6.00%, 02/15/2024(f)		23	24,089
6.375%, 02/15/2026(f)		24	25,249
Crown Americas LLC/Crown Americas Capital Corp. IV 4.50%, 01/15/2023		80	83,221
EnerSys 4.375%, 12/15/2027(f)		100	97,623
Gates Global LLC/Gates Corp. 6.25%, 01/15/2026(f)		130	126,750
GFL Environmental, Inc. 5.125%, 12/15/2026(f)		15	15,667
8.50%, 05/01/2027(f)		50	55,237
Granite US Holdings Corp. 11.00%, 10/01/2027(f)		54	51,290
Harsco Corp. 5.75%, 07/31/2027(f)		44	43,168
JELD-WEN, Inc. 4.625%, 12/15/2025(f)		17	16,256
Mauser Packaging Solutions Holding Co. 5.50%, 04/15/2024(f)		13	12,990
7.25%, 04/15/2025(f)		236	213,882
Moog, Inc. 4.25%, 12/15/2027(f)		42	40,196
RBS Global, Inc./Rexnord LLC 4.875%, 12/15/2025(f)		60	60,004
Signature Aviation US Holdings, Inc. 4.00%, 03/01/2028(f)		55	48,784
5.375%, 05/01/2026(f)		60	57,055
Stevens Holding Co., Inc. 6.125%, 10/01/2026(f)		18	18,616
Terex Corp. 5.625%, 02/01/2025(f)		95	88,362
TransDigm UK Holdings PLC 6.875%, 05/15/2026		265	247,237
TransDigm, Inc. 6.25%, 03/15/2026(f)		90	91,938
Triumph Group, Inc. 6.25%, 09/15/2024(f)		14	11,999

Principal Amount (000)			U.S. $ Value

7.75%, 08/15/2025(e)	$	164	$109,150
Trivium Packaging Finance BV 8.50%, 08/15/2027(f)		219	230,953
Wesco Distribution, Inc. 7.125%, 06/15/2025(f)		70	70,000
7.25%, 06/15/2028(f)		51	50,614

			2,550,774

Communications - Media – 0.3%
Banijay Entertainment SASU 3.50%, 03/01/2025(f)	EUR	150	160,658
Cablevision Systems Corp. 5.875%, 09/15/2022	$	15	15,833
CCO Holdings LLC/CCO Holdings Capital Corp. 5.375%, 05/01/2025(f)		30	30,593
5.75%, 02/15/2026(f)		87	90,592
Clear Channel Worldwide Holdings, Inc. 5.125%, 08/15/2027(f)		25	25,000
CSC Holdings LLC 6.625%, 10/15/2025(f)		6	6,659
6.75%, 11/15/2021		40	42,144
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375%, 08/15/2026(f)		32	25,403
DISH DBS Corp. 6.75%, 06/01/2021		69	70,298
DISH Network Corp. 3.375%, 08/15/2026(l)		56	49,344
Gray Television, Inc. 5.125%, 10/15/2024(f)		150	152,175
5.875%, 07/15/2026(f)		85	87,929
iHeartCommunications, Inc. 4.75%, 01/15/2028(f)		35	33,639
6.375%, 05/01/2026		22	23,034
8.375%, 05/01/2027		137	127,859
Lamar Media Corp. 4.875%, 01/15/2029(f)		4	4,107
5.75%, 02/01/2026		65	67,646
Meredith Corp. 6.875%, 02/01/2026(e)		60	55,559
National CineMedia LLC 5.75%, 08/15/2026		33	20,044
5.875%, 04/15/2028(f)		67	53,521
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.625%, 03/15/2030(f)		61	56,232
Radiate Holdco LLC/Radiate Finance, Inc. 6.875%, 02/15/2023(f)		60	61,144
RR Donnelley & Sons Co. 7.875%, 03/15/2021		13	13,096
Scripps Escrow, Inc. 5.875%, 07/15/2027(f)		76	70,672

		Principal Amount (000)		U.S. $ Value

Sinclair Television Group, Inc. 5.125%, 02/15/2027(f)	$	150		$140,340
Summer BC Holdco B SARL 5.75%, 10/31/2026(f)	EUR	150		156,531
TEGNA, Inc. 5.00%, 09/15/2029(f)	$	110		104,501
Univision Communications, Inc. 9.50%, 05/01/2025(f)		43		46,177

				1,790,730

Communications - Telecommunications – 0.2%
Altice France SA/France 7.375%, 05/01/2026(f)		245		257,341
CenturyLink, Inc. Series T 5.80%, 03/15/2022		65		67,629
Hughes Satellite Systems Corp. 7.625%, 06/15/2021		47		48,920
Intelsat Jackson Holdings SA 5.50%, 08/01/2023(a) (m)		177		94,616
Sprint Communications, Inc. 11.50%, 11/15/2021		60		67,031
Telecom Italia Capital SA 6.375%, 11/15/2033		136		152,075
7.20%, 07/18/2036		148		169,821
7.721%, 06/04/2038		71		86,199
Zayo Group Holdings, Inc. 4.00%, 03/01/2027(f)		51		50,186
Zayo Group LLC/Zayo Capital, Inc. 5.75%, 01/15/2027(f)		0	**	110

				993,928

Consumer Cyclical - Automotive – 0.3%
Adient US LLC 9.00%, 04/15/2025(f)		92		98,683
Allison Transmission, Inc. 5.00%, 10/01/2024(f)		10		10,123
5.875%, 06/01/2029(f)		60		61,304
American Axle & Manufacturing, Inc. 6.25%, 04/01/2025(e)		79		75,194
Cooper-Standard Automotive, Inc. 5.625%, 11/15/2026(f)		106		67,892
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(f)		14		11,958
Exide International Holdings LP (Superpriority Lien) Zero Coupon, 10/31/2021(a) (c) (d) (k) (m) (n)		117		102,990
Exide Technologies (Exchange Priority) 11.00% (3.00% Cash and 8.00% PIK), 10/31/2024(a) (c) (d) (j) (k) (m)		72		7,192
(First Lien) 11.00% (3.00% Cash and 8.00% PIK), 10/31/2024(a) (c) (d) (j) (k) (m)		24		0

Principal Amount (000)			U.S. $ Value

Ford Motor Co. 8.50%, 04/21/2023	$	391	$405,780
9.00%, 04/22/2025		103	108,176
Garrett LX I SARL/Garrett Borrowing LLC 5.125%, 10/15/2026(f)	EUR	108	79,272
Goodyear Tire & Rubber Co. (The) 9.50%, 05/31/2025	$	97	102,060
IHO Verwaltungs GmbH 3.625% (3.625% Cash or 4.375% PIK), 05/15/2025(f) (j)	EUR	100	108,219
Meritor, Inc. 6.25%, 02/15/2024	$	69	69,331
Navistar International Corp. 6.625%, 11/01/2025(f)		86	80,818
9.50%, 05/01/2025(f)		57	61,715
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 6.25%, 05/15/2026(f)		54	55,332
8.50%, 05/15/2027(f)		152	148,960
Tenneco, Inc. 5.00%, 07/15/2026		167	84,948
Titan International, Inc. 6.50%, 11/30/2023		102	55,904
Truck Hero, Inc. 8.50%, 04/21/2024(f)		122	109,800

			1,905,651

Consumer Cyclical - Entertainment – 0.1%
AMC Entertainment Holdings, Inc. 5.75%, 06/15/2025		29	7,804
5.875%, 11/15/2026		162	40,766
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 05/01/2025(f)		179	182,743
Mattel, Inc. 5.875%, 12/15/2027(f)		92	94,084
SeaWorld Parks & Entertainment, Inc. 8.75%, 05/01/2025(e) (f)		93	95,539
Six Flags Entertainment Corp. 4.875%, 07/31/2024(f)		30	28,254
Six Flags Theme Parks, Inc. 7.00%, 07/01/2025(f)		38	40,128
Vail Resorts, Inc. 6.25%, 05/15/2025(f)		25	26,334
Viking Cruises Ltd. 5.875%, 09/15/2027(f)		53	31,859
VOC Escrow Ltd. 5.00%, 02/15/2028(f)		3	2,458

			549,969

	Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Other – 0.4%
Adams Homes, Inc. 7.50%, 02/15/2025 (f)	$79	$72,656
AZEK Co. LLC (The) 9.50%, 05/15/2025(f)	53	56,708
Beazer Homes USA, Inc. 5.875%, 10/15/2027	7	6,586
6.75%, 03/15/2025	46	46,090
Boyd Gaming Corp. 8.625%, 06/01/2025(f)	62	66,180
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 4.875%, 02/15/2030(f)	113	95,490
6.25%, 09/15/2027(f)	3	2,856
Caesars Entertainment Corp. 5.00%, 10/01/2024(l)	26	42,173
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025(f)	173	169,606
Forestar Group, Inc. 5.00%, 03/01/2028(f)	40	37,656
8.00%, 04/15/2024(f)	67	67,598
Hilton Domestic Operating Co., Inc. 4.25%, 09/01/2024	15	15,020
4.875%, 01/15/2030	3	2,982
5.375%, 05/01/2025(f)	21	21,484
5.75%, 05/01/2028(f)	22	22,715
Installed Building Products, Inc. 5.75%, 02/01/2028(f)	31	31,373
K. Hovnanian Enterprises, Inc. 10.00%, 07/15/2022(f)	199	97,695
KB Home 7.00%, 12/15/2021	54	56,535
7.50%, 09/15/2022	25	27,092
Marriott Ownership Resorts, Inc. 6.125%, 09/15/2025(f)	39	40,377
Marriott Ownership Resorts, Inc./ILG LLC 6.50%, 09/15/2026	154	153,058
Mattamy Group Corp. 4.625%, 03/01/2030(f)	88	81,176
5.25%, 12/15/2027(f)	53	51,005
Meritage Homes Corp. 7.00%, 04/01/2022	11	11,143
MGM Resorts International 5.50%, 04/15/2027	77	74,909
Scientific Games International, Inc. 5.00%, 10/15/2025(f)	84	78,523
7.00%, 05/15/2028(f)	43	37,886
7.25%, 11/15/2029(f)	42	36,978
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028(f)	47	43,622
6.125%, 04/01/2025(f)	140	140,133

	Principal Amount (000)	U.S. $ Value

Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 05/15/2025(f)	$197	$179,404
Taylor Morrison Communities, Inc. 5.75%, 01/15/2028(f)	20	19,688
5.875%, 06/15/2027(f)	3	2,991
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.625%, 03/01/2024(f)	183	180,236
Twin River Worldwide Holdings, Inc. 6.75%, 06/01/2027(f)	72	66,301
Wyndham Destinations, Inc. 4.625%, 03/01/2030(f)	94	81,234
Wyndham Hotels & Resorts, Inc. 5.375%, 04/15/2026(f)	3	2,863
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.50%, 03/01/2025(f)	93	90,237

		2,310,259

Consumer Cyclical - Restaurants – 0.1%
1011778 BC ULC/New Red Finance, Inc. 4.375%, 01/15/2028(f)	55	54,073
5.75%, 04/15/2025(f)	53	56,319
Golden Nugget, Inc. 8.75%, 10/01/2025(f)	140	92,354
IRB Holding Corp. 6.75%, 02/15/2026(f)	247	231,437
7.00%, 06/15/2025(f)	51	52,860
Yum! Brands, Inc. 7.75%, 04/01/2025(f)	51	56,442

		543,485

Consumer Cyclical - Retailers – 0.1%
Burlington Coat Factory Warehouse Corp. 6.25%, 04/15/2025(f)	12	12,454
Group 1 Automotive, Inc. 5.00%, 06/01/2022	160	157,682
L Brands, Inc. 5.25%, 02/01/2028	13	10,984
7.50%, 06/15/2029	13	11,483
Murphy Oil USA, Inc. 5.625%, 05/01/2027	6	5,903
Penske Automotive Group, Inc. 5.50%, 05/15/2026	15	14,830
5.75%, 10/01/2022	9	9,028
PetSmart, Inc. 7.125%, 03/15/2023(f)	162	157,245
Rite Aid Corp. 7.50%, 07/01/2025(f)	151	150,384
Sonic Automotive, Inc. 6.125%, 03/15/2027	47	46,990

Principal Amount (000)			U.S. $ Value

Staples, Inc. 7.50%, 04/15/2026(f)	$	215	$188,170
TPro Acquisition Corp. 11.00%, 10/15/2024(f)		36	34,214
William Carter Co. (The) 5.50%, 05/15/2025(f)		47	48,504

			847,871

Consumer Non-Cyclical – 0.3%
Air Medical Group Holdings, Inc. 6.375%, 05/15/2023(e) (f)		66	62,651
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 6.625%, 06/15/2024		36	37,195
Avantor, Inc. 9.00%, 10/01/2025(f)		49	52,922
Bausch Health Cos., Inc. 6.25%, 02/15/2029(f)		129	132,577
Catalent Pharma Solutions, Inc. 4.875%, 01/15/2026(f)		55	56,423
CHS/Community Health Systems, Inc. 8.125%, 06/30/2024(e) (f)		97	69,439
DaVita, Inc. 5.00%, 05/01/2025		50	51,288
Hadrian Merger Sub, Inc. 8.50%, 05/01/2026(f)		56	46,966
HCA, Inc. 5.875%, 05/01/2023		23	24,995
Kronos Acquisition Holdings, Inc. 9.00%, 08/15/2023(f)		242	236,325
Lamb Weston Holdings, Inc. 4.625%, 11/01/2024(f)		140	145,929
LifePoint Health, Inc. 6.75%, 04/15/2025(f)		110	117,601
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.50%, 04/15/2025(f)		26	5,219
MEDNAX, Inc. 5.25%, 12/01/2023(f)		10	9,904
6.25%, 01/15/2027(f)		17	16,044
Newell Brands, Inc. 4.35%, 04/01/2023		65	67,057
Radiology Partners, Inc. 9.25%, 02/01/2028(f)		73	70,481
Spectrum Brands, Inc. 5.75%, 07/15/2025		30	30,851
Sunshine Mid BV 6.50%, 05/15/2026(f)	EUR	103	112,940
Tenet Healthcare Corp. 5.125%, 05/01/2025	$	35	35,557
7.50%, 04/01/2025(f)		70	76,093
8.125%, 04/01/2022		55	57,768

	Principal Amount (000)	U.S. $ Value

US Renal Care, Inc. 10.625%, 07/15/2027(f)	$85	$89,013
West Street Merger Sub, Inc. 6.375%, 09/01/2025(f)	172	170,101

		1,775,339

Energy – 0.5%
Antero Resources Corp. 5.125%, 12/01/2022	114	81,582
Berry Petroleum Co. LLC 7.00%, 02/15/2026(f)	83	62,761
Callon Petroleum, Co. 6.25%, 04/15/2023	28	9,179
8.25%, 07/15/2025	169	50,632
CHC Group LLC/CHC Finance Ltd. Series AI Zero Coupon, 10/01/2020(g) (l)	158	23,771
CITGO Petroleum Corp. 6.25%, 08/15/2022(f)	34	33,490
Comstock Resources Inc. 7.50%, 05/15/2025(k)	41	36,174
Denbury Resources, Inc. 7.75%, 02/15/2024(f)	104	42,895
9.25%, 03/31/2022(f)	38	16,068
Diamond Offshore Drilling, Inc. 4.875%, 11/01/2043(a) (m)	367	41,113
7.875%, 08/15/2025(a) (m)	43	4,729
EnLink Midstream Partners LP 4.40%, 04/01/2024	7	5,736
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75%, 09/01/2022(a) (b) (m)	338	183
9.375%, 05/01/2024(a) (f) (m)	100	1,192
Genesis Energy LP/Genesis Energy Finance Corp. 5.625%, 06/15/2024	51	46,679
6.25%, 05/15/2026	47	41,997
6.50%, 10/01/2025	32	29,165
7.75%, 02/01/2028	23	21,485
Global Partners LP/GLP Finance Corp. 7.00%, 06/15/2023-08/01/2027	79	71,187
Gulfport Energy Corp. 6.00%, 10/15/2024	54	31,524
6.375%, 05/15/2025-01/15/2026	224	111,403
Hess Midstream Operations LP 5.625%, 02/15/2026(f)	197	191,021
HighPoint Operating Corp. 7.00%, 10/15/2022	33	9,303
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 10/01/2025(f)	110	97,080
Indigo Natural Resources LLC 6.875%, 02/15/2026(f)	82	79,337
Murphy Oil Corp. 5.875%, 12/01/2042	51	38,882
Nabors Industries Ltd. 7.25%, 01/15/2026(f)	59	33,620
7.50%, 01/15/2028(f)	60	32,999

	Principal Amount (000)		U.S. $ Value

Nabors Industries, Inc. 5.50%, 01/15/2023	$0	**	$35
NGL Energy Partners LP/NGL Energy Finance Corp. 7.50%, 11/01/2023	181		140,800
Noble Holding International Ltd. 7.75%, 01/15/2024	28		669
7.95%, 04/01/2025	48		1,214
Occidental Petroleum Corp. 2.70%, 02/15/2023	69		59,383
2.90%, 08/15/2024	31		24,533
3.40%, 04/15/2026	10		7,395
3.50%, 06/15/2025	35		27,305
Parkland Corp./Canada 6.00%, 04/01/2026(f)	142		143,431
PDC Energy, Inc. 5.75%, 05/15/2026	217		200,428
QEP Resources, Inc. 5.25%, 05/01/2023	44		23,446
5.375%, 10/01/2022	81		46,379
Range Resources Corp. 5.00%, 08/15/2022-03/15/2023	145		133,145
5.875%, 07/01/2022	5		4,729
SandRidge Energy, Inc. 7.50%, 02/15/2023(a) (b) (c) (d)	69		0
8.125%, 10/15/2022(a) (b) (c) (d)	113		0
SM Energy Co. 5.00%, 01/15/2024	66		34,872
5.625%, 06/01/2025	4		2,074
Sunoco LP/Sunoco Finance Corp. 5.50%, 02/15/2026	104		105,560
5.875%, 03/15/2028	129		130,641
6.00%, 04/15/2027	4		4,103
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.25%, 11/15/2023	45		44,391
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024(f)	98		95,180
Transocean Pontus Ltd. 6.125%, 08/01/2025(f)	54		51,366
Transocean Sentry Ltd. 5.375%, 05/15/2023(f)	150		139,233
Transocean, Inc. 6.80%, 03/15/2038	96		28,657
7.25%, 11/01/2025(f)	39		21,461
7.50%, 01/15/2026(f)	103		56,849
Vantage Drilling International 7.50%, 11/01/2019(a) (b) (c) (d)	111		0
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. 8.75%, 04/15/2023(f)	286		190,138
Western Midstream Operating LP 3.10%, 02/01/2025	48		44,629
3.95%, 06/01/2025	24		22,318

	Principal Amount (000)	U.S. $ Value

4.00%, 07/01/2022	$14	$13,749
4.05%, 02/01/2030	48	43,068
4.50%, 03/01/2028	59	53,678
4.75%, 08/15/2028	29	26,457
5.45%, 04/01/2044	19	15,512
Whiting Petroleum Corp. 6.25%, 04/01/2023(a) (m)	42	4,861
6.625%, 01/15/2026(a) (m)	54	6,160

		3,193,036

Other Industrial – 0.1%
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(f)	96	96,467
5.875%, 05/15/2026(f)	55	56,913
H&E Equipment Services, Inc. 5.625%, 09/01/2025	58	56,776
IAA, Inc. 5.50%, 06/15/2027(f)	34	34,700
KAR Auction Services, Inc. 5.125%, 06/01/2025 (f)	130	123,215
Laureate Education, Inc. 8.25%, 05/01/2025 (f)	134	141,324

		509,395

Services – 0.2%
ADT Security Corp. (The) 6.25%, 10/15/2021	10	10,357
Aptim Corp. 7.75%, 06/15/2025(f)	122	42,700
APX Group, Inc. 6.75%, 02/15/2027(f)	35	32,966
7.875%, 12/01/2022	185	193,325
Aramark Services, Inc. 6.375%, 05/01/2025(f)	90	94,082
Carlson Travel, Inc. 9.50%, 12/15/2024(k)	200	100,004
Carriage Services, Inc. 6.625%, 06/01/2026(f)	87	90,585
Garda World Security Corp. 9.50%, 11/01/2027(f)	149	154,885
Korn Ferry 4.625%, 12/15/2027(f)	63	57,645
Monitronics International, Inc. 9.125%, 04/01/2020(a) (b) (c) (d)	120	0
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.25%, 04/15/2024(f)	118	122,980
Refinitiv US Holdings, Inc. 6.25%, 05/15/2026(f)	70	74,813
Sabre GLBL, Inc. 5.25%, 11/15/2023(f)	75	71,222
5.375%, 04/15/2023(f)	105	99,210
9.25%, 04/15/2025(f)	41	43,991

	Principal Amount (000)	U.S. $ Value

Verscend Escrow Corp. 9.75%, 08/15/2026(f)	$115	$123,638

		1,312,403

Technology – 0.1%
Banff Merger Sub, Inc. 9.75%, 09/01/2026(f)	110	110,350
Boxer Parent Co., Inc. 7.125%, 10/02/2025(f)	7	7,394
CDW LLC/CDW Finance Corp. 4.125%, 05/01/2025	59	60,551
CommScope, Inc. 5.00%, 06/15/2021(f)	4	3,991
5.50%, 03/01/2024(f)	75	77,030
Conduent Finance, Inc./Conduent Business Services LLC 10.50%, 12/15/2024(f)	1	941
EMC Corp. 3.375%, 06/01/2023	55	55,145
Microchip Technology, Inc. 4.25%, 09/01/2025(f)	58	58,343
NCR Corp. 5.75%, 09/01/2027(f)	40	39,937
6.125%, 09/01/2029(f)	28	27,897
8.125%, 04/15/2025(f)	28	30,103
Presidio Holdings, Inc. 4.875%, 02/01/2027(f)	12	11,858
8.25%, 02/01/2028(f)	18	17,803
Science Applications International Corp. 4.875%, 04/01/2028(f)	11	11,246
Solera LLC/Solera Finance, Inc. 10.50%, 03/01/2024(f)	119	120,671

		633,260

Transportation - Services – 0.1%
Algeco Global Finance PLC 8.00%, 02/15/2023(f)	200	185,506
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75%, 07/15/2027(f)	23	17,627
10.50%, 05/15/2025(e) (f)	64	71,212
Hertz Corp. (The) 5.50%, 10/15/2024(a) (f) (m)	15	2,525
6.00%, 01/15/2028(a) (f) (m)	177	30,051
7.125%, 08/01/2026(a) (f) (m)	8	1,352
United Rentals North America, Inc. 5.50%, 07/15/2025	30	31,045
6.50%, 12/15/2026	3	3,208
XPO Logistics, Inc. 6.125%, 09/01/2023(f)	30	30,223

	Principal Amount (000)		U.S. $ Value

6.75%, 08/15/2024(f)	$	105	$110,154

			482,903

			22,100,642

Financial Institutions – 0.8%
Banking – 0.3%
Alliance Data Systems Corp. 4.75%, 12/15/2024(f)		95	85,012
Allied Irish Banks PLC 7.375%, 12/03/2020(f) (o)	EUR	200	222,010
Ally Financial, Inc. 5.75%, 11/20/2025	$	55	57,744
Banco Bilbao Vizcaya Argentaria SA 5.875%, 09/24/2023(f) (o)	EUR	200	213,451
Banco Santander SA 6.75%, 04/25/2022(f) (o)		300	339,642
Citizens Financial Group, Inc. Series B 6.00%, 07/06/2023(e) (o)	$	116	101,832
Credit Suisse Group AG 6.25%, 12/18/2024(f) (o)		200	209,142
Credit Suisse Group AG 7.50%, 07/17/2023(f) (o)		206	212,823
Societe Generale SA 8.00%, 09/29/2025(f) (o)		200	215,086
UniCredit SpA 9.25%, 06/03/2022(f) (o)	EUR	200	240,657

			1,897,399

Brokerage – 0.0%
Lehman Brothers Holdings, Inc. 5.63%, 01/24/2013(a) (b) (i)	$	1,030	11,531
LPL Holdings, Inc. 5.75%, 09/15/2025(f)		35	36,516
NFP Corp. 6.875%, 07/15/2025(f)		16	15,428
7.00%, 05/15/2025(f)		43	44,557
8.00%, 07/15/2025(f)		106	101,487

			209,519

Finance – 0.1%
CNG Holdings, Inc. 12.50%, 06/15/2024(f)		93	81,461
Compass Group Diversified Holdings LLC 8.00%, 05/01/2026(f)		15	15,924
Curo Group Holdings Corp. 8.25%, 09/01/2025(f)		207	164,513
Enova International, Inc. 8.50%, 09/01/2024-09/15/2025(f)		190	162,571
goeasy Ltd. 5.375%, 12/01/2024(f)		74	69,666

	Principal Amount (000)		U.S. $ Value

Lincoln Financing SARL 3.625%, 04/01/2024(f)	EUR	103	$103,622
Navient Corp. 5.50%, 01/25/2023	$	25	23,816
5.875%, 03/25/2021		1	1,388
7.25%, 01/25/2022		31	31,014
SLM Corp. 5.125%, 04/05/2022		30	30,025
Springleaf Finance Corp. 7.75%, 10/01/2021		55	56,349
TMX Finance LLC/TitleMax Finance Corp. 11.125%, 04/01/2023(f)		112	89,476

			829,825

Insurance – 0.1%
Acrisure LLC/Acrisure Finance, Inc. 7.00%, 11/15/2025(f)		35	33,245
8.125%, 02/15/2024(f)		68	72,366
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027(f)		91	93,154
Genworth Holdings, Inc. 7.625%, 09/24/2021		19	17,509
Polaris Intermediate Corp. 8.50% (8.50% Cash or 9.25% PIK), 12/01/2022(f) (j)		305	267,525

			483,799

Other Finance – 0.1%
Intrum AB 2.75%, 07/15/2022(f)	EUR	65	67,719
3.00%, 09/15/2027(f)		100	91,203
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 06/01/2025(f)	$	184	183,995

			342,917

REITS – 0.2%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 5.75%, 05/15/2026(f)		265	201,376
Diversified Healthcare Trust 6.75%, 12/15/2021		21	20,633
9.75%, 06/15/2025		90	91,539
GEO Group, Inc. (The) 6.00%, 04/15/2026		30	23,490
Iron Mountain, Inc. 4.875%, 09/15/2027(f)		3	3,006
5.75%, 08/15/2024		49	49,173
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.625%, 05/01/2024		90	94,022
5.75%, 02/01/2027		108	113,289

Principal Amount (000)			U.S. $ Value

Realogy Group LLC/Realogy Co-Issuer Corp. 9.375%, 04/01/2027(f)	$	204	$177,280
Service Properties Trust 4.35%, 10/01/2024		115	101,200
4.75%, 10/01/2026		57	47,145

			922,153

			4,685,612

Utility – 0.1%
Electric – 0.1%
Calpine Corp. 5.125%, 03/15/2028(f)		28	28,417
5.50%, 02/01/2024		16	15,776
NRG Energy, Inc. 6.625%, 01/15/2027		3	3,204
Talen Energy Supply LLC 4.60%, 12/15/2021		1	675
6.50%, 06/01/2025		144	97,789
7.25%, 05/15/2027(f)		37	37,808
10.50%, 01/15/2026(f)		152	116,459
Texas Competitive/TCEH 11.50%, 10/01/2020(a) (b) (c) (d)		142	0
Vistra Energy Corp. 5.875%, 06/01/2023		18	18,604

			318,732

Total Corporates - Non-Investment Grade (cost $30,279,031)			27,104,986

CORPORATES - INVESTMENT GRADE – 2.9%
Financial Institutions – 1.5%
Banking – 1.0%
Ally Financial, Inc. 5.80%, 05/01/2025		82	89,993
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/2025(f)		184	196,834
Bank of America Corp. Series AA 6.10%, 03/17/2025(o)		243	256,538
Series DD 6.30%, 03/10/2026(o)		114	125,424
Series Z 6.50%, 10/23/2024(o)		7	7,482
Bank of New York Mellon Corp. (The) Series G 4.70%, 09/20/2025(o)		40	41,106
Barclays Bank PLC 6.86%, 06/15/2032(f) (o)		35	43,088
Barclays PLC 7.25%, 03/15/2023(f) (o)	GBP	200	245,021

	Principal Amount (000)		U.S. $ Value

BNP Paribas SA 7.625%, 03/30/2021(f) (o)	$	32	$32,616
CIT Group, Inc. 5.00%, 08/15/2022		80	80,291
Citigroup Capital XVIII 1.444% (Sterling LIBOR 3 Month + 0.89%), 06/28/2067(p)	GBP	185	211,072
Citigroup, Inc. 5.95%, 01/30/2023(o)	$	365	366,394
Series V 4.70%, 01/30/2025(o)		95	82,929
Comerica, Inc. 5.625%, 07/01/2025(o)		193	190,825
Credit Agricole SA 8.125%, 12/23/2025(f) (o)		400	458,868
Credit Suisse Group Funding Guernsey Ltd. 3.80%, 06/09/2023		222	235,566
DNB Bank ASA 6.50%, 03/26/2022(f) (o)		201	207,074
Goldman Sachs Group, Inc. (The) 3.50%, 04/01/2025		50	53,766
Series O 5.30%, 11/10/2026(o)		23	23,421
Series P 5.00%, 11/10/2022(o)		185	170,402
HSBC Holdings PLC 6.00%, 09/29/2023(f) (o)	EUR	300	348,001
JPMorgan Chase & Co. Series FF 5.00%, 08/01/2024(o)	$	132	124,064
Series HH 4.60%, 02/01/2025(o)		110	97,062
Lloyds Banking Group PLC 7.625%, 06/27/2023(f) (o)	GBP	260	324,006
Morgan Stanley 5.00%, 11/24/2025	$	211	243,099
Nordea Bank Abp 6.625%, 03/26/2026(f) (o)		350	372,208
Royal Bank of Scotland Group PLC 8.625%, 08/15/2021(o)		320	333,646
Santander Holdings USA, Inc. 3.244%, 10/05/2026		68	68,302
4.40%, 07/13/2027		91	95,940
State Street Corp. 2.901%, 03/30/2026(f)		12	12,867
3.152%, 03/30/2031(f)		16	17,688
Swedbank AB Series NC5 5.625%, 09/17/2024(f) (o)		200	198,846
Truist Financial Corp. Series P 4.95%, 09/01/2025(o)		133	134,127

	Principal Amount (000)		U.S. $ Value

UBS Group AG 7.00%, 02/19/2025(f) (o)	$	400	$436,100
Wells Fargo & Co. 4.125%, 08/15/2023		212	227,412

			6,152,078

Brokerage – 0.0%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(o)		107	112,310

Finance – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.65%, 07/21/2027		242	202,140
3.875%, 01/23/2028		244	203,906
Synchrony Financial 2.85%, 07/25/2022		50	49,353
4.25%, 08/15/2024		23	22,994
4.375%, 03/19/2024		31	31,241
4.50%, 07/23/2025		42	42,322

			551,956

Insurance – 0.3%
Allstate Corp. (The) 6.50%, 05/15/2057		191	222,359
Assicurazioni Generali SpA 5.50%, 10/27/2047(f)	EUR	185	230,027
Caisse Nationale de Reassurance Mutuelle Agricole Groupama 6.00%, 01/23/2027		200	267,376
Centene Corp. 5.375%, 08/15/2026(f)	$	81	85,964
Liberty Mutual Group, Inc. 7.80%, 03/15/2037(f)		298	341,724
MetLife Capital Trust IV 7.875%, 12/15/2037(f)		254	320,840
MetLife, Inc. 6.40%, 12/15/2036		47	54,361
Prudential Financial, Inc. 5.20%, 03/15/2044		44	44,395
5.625%, 06/15/2043		126	130,729
SCOR SE 3.00%, 06/08/2046(f)	EUR	100	120,633

			1,818,408

REITS – 0.1%
GLP Capital LP/GLP Financing II, Inc. 4.00%, 01/15/2030	$	41	35,899
5.25%, 06/01/2025		32	32,159
5.375%, 04/15/2026		20	20,106
5.75%, 06/01/2028		50	50,247
Healthpeak Properties, Inc. 4.25%, 11/15/2023		56	59,258
MPT Operating Partnership LP/MPT Finance Corp. 5.00%, 10/15/2027		33	34,095

	Principal Amount (000)	U.S. $ Value

5.25%, 08/01/2026	$96	$99,812
5.50%, 05/01/2024	5	5,022
Sabra Health Care LP 4.80%, 06/01/2024	77	75,584
Spirit Realty LP 4.45%, 09/15/2026	13	12,446

		424,628

		9,059,380

Industrial – 1.3%
Basic – 0.2%
ArcelorMittal SA 7.00%, 03/01/2041	54	63,577
7.25%, 10/15/2039	53	62,945
Arconic Corp. 6.00%, 05/15/2025(f)	54	55,999
Braskem Netherlands Finance BV 4.50%, 01/31/2030(f)	200	173,250
Equate Petrochemical BV 3.00%, 03/03/2022(f)	255	254,362
Fresnillo PLC 5.50%, 11/13/2023(f)	200	215,320
Glencore Finance Canada Ltd. 6.00%, 11/15/2041(f)	11	12,531
GUSAP III LP 4.25%, 01/21/2030(f)	200	187,698
Industrias Penoles SAB de CV 5.65%, 09/12/2049(f)	201	209,103

		1,234,785

Capital Goods – 0.0%
Embraer Netherlands Finance BV 5.40%, 02/01/2027	31	28,194
General Electric Co. Series D 5.00%, 01/21/2021(o)	122	93,543

		121,737

Communications - Media – 0.1%
Fox Corp. 3.05%, 04/07/2025	18	19,195
Interpublic Group of Cos., Inc. (The) 4.75%, 03/30/2030	75	83,920
Omnicom Group, Inc. 4.20%, 06/01/2030	24	26,052
ViacomCBS, Inc. 4.75%, 05/15/2025	210	230,013

		359,180

Communications - Telecommunications – 0.1%
Hughes Satellite Systems Corp. 5.25%, 08/01/2026	55	56,938

	Principal Amount (000)	U.S. $ Value

Qwest Corp. 6.75%, 12/01/2021	$133	$139,455
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.738%, 03/20/2025(f)	330	350,084

		546,477

Consumer Cyclical - Automotive – 0.1%
General Motors Co. 5.20%, 04/01/2045	140	130,101
6.125%, 10/01/2025	5	5,450
6.25%, 10/02/2043	185	192,655
6.80%, 10/01/2027	29	33,104
General Motors Financial Co., Inc. 5.20%, 03/20/2023	14	14,595
Lear Corp. 3.50%, 05/30/2030	48	42,698
3.80%, 09/15/2027	34	32,440

		451,043

Consumer Cyclical - Entertainment – 0.1%
Carnival Corp. 11.50%, 04/01/2023(f)	271	288,095
Royal Caribbean Cruises Ltd. 10.875%, 06/01/2023(f)	127	132,498
11.50%, 06/01/2025(f)	250	264,327
Silversea Cruise Finance Ltd. 7.25%, 02/01/2025(f)	213	201,853

		886,773

Consumer Cyclical - Other – 0.1%
Lennar Corp. 4.75%, 11/29/2027	3	3,270
6.25%, 12/15/2021(f)	55	57,009
Marriott International, Inc./MD 5.75%, 05/01/2025	29	31,410
MDC Holdings, Inc. 6.00%, 01/15/2043	195	204,914
PulteGroup, Inc. 6.00%, 02/15/2035	130	146,143
7.875%, 06/15/2032	151	183,204
Standard Industries, Inc./NJ 6.00%, 10/15/2025(f)	74	77,279
Toll Brothers Finance Corp. 4.875%, 03/15/2027	27	28,313
5.875%, 02/15/2022	86	89,256

		820,798

Consumer Cyclical - Retailers – 0.0%
TJX Cos., Inc. (The) 3.50%, 04/15/2025	53	59,112

Consumer Non-Cyclical – 0.1%
BAT Capital Corp. 4.70%, 04/02/2027	64	71,721

	Principal Amount (000)	U.S. $ Value

Constellation Brands, Inc. 3.75%, 05/01/2021	$49	$50,327
CVS Health Corp. 4.78%, 03/25/2038	265	324,922
Sysco Corp. 5.65%, 04/01/2025	16	18,269
5.95%, 04/01/2030	10	12,008
Universal Health Services, Inc. 4.75%, 08/01/2022(f)	151	151,337

		628,584

Energy – 0.2%
Apache Corp. 5.35%, 07/01/2049	137	105,323
Cenovus Energy, Inc. 6.75%, 11/15/2039	4	3,176
Ecopetrol SA 5.875%, 05/28/2045	34	35,332
Energy Transfer Operating LP 4.25%, 03/15/2023	108	111,565
6.125%, 12/15/2045	135	140,207
Energy Transfer Partners LP/Regency Energy Finance Corp. 4.50%, 11/01/2023	95	99,568
Kinder Morgan, Inc./DE 4.30%, 06/01/2025	140	155,287
Marathon Petroleum Corp. 4.50%, 05/01/2023	73	77,839
4.70%, 05/01/2025	68	75,182
ONEOK, Inc. 2.20%, 09/15/2025	35	33,315
2.75%, 09/01/2024	114	112,570
5.85%, 01/15/2026	84	92,689
Parsley Energy LLC/Parsley Finance Corp. 5.625%, 10/15/2027(f)	32	31,360
PBF Holding Co. LLC/PBF Finance Corp. 9.25%, 05/15/2025(f)	95	102,854
Plains All American Pipeline LP/PAA Finance Corp. 3.60%, 11/01/2024	19	19,016
4.50%, 12/15/2026	37	37,609
4.65%, 10/15/2025	94	96,047
Shell International Finance BV 2.25%, 11/10/2020	275	277,024
Sunoco Logistics Partners Operations LP 3.90%, 07/15/2026	13	13,009

		1,618,972

Services – 0.0%
Expedia Group, Inc. 6.25%, 05/01/2025(f)	59	63,027
7.00%, 05/01/2025(f)	121	129,395

		192,422

	Principal Amount (000)	U.S. $ Value

Technology – 0.1%
Baidu, Inc. 3.075%, 04/07/2025	$250	$260,156
Dell International LLC/EMC Corp. 5.85%, 07/15/2025(f)	61	68,212
6.02%, 06/15/2026(f)	20	22,628
Nokia Oyj 3.375%, 06/12/2022	15	15,271
6.625%, 05/15/2039	34	37,537
Western Digital Corp. 4.75%, 02/15/2026	10	10,536

		414,340

Transportation - Airlines – 0.1%
Delta Air Lines, Inc. 7.00%, 05/01/2025(f)	138	142,826
Southwest Airlines Co. 4.75%, 05/04/2023	80	81,171
5.25%, 05/04/2025	84	85,351

		309,348

Transportation - Services – 0.1%
Aviation Capital Group LLC 2.875%, 01/20/2022(f)	90	75,566
3.50%, 11/01/2027(f)	15	10,354
3.875%, 05/01/2023(f)	37	29,478
4.125%, 08/01/2025(f)	37	27,505
4.875%, 10/01/2025(f)	17	12,269
DP World Crescent Ltd. 3.875%, 07/18/2029(f)	220	210,581
United Rentals North America, Inc. 3.875%, 11/15/2027	60	60,133

		425,886

		8,069,457

Utility – 0.1%
Electric – 0.1%
AES Corp./VA 4.875%, 05/15/2023	64	64,396
Duke Energy Corp. 3.95%, 10/15/2023	209	228,167
Israel Electric Corp., Ltd. Series 6 5.00%, 11/12/2024(f)	200	220,093
NextEra Energy Capital Holdings, Inc. 2.75%, 05/01/2025	51	54,610

		567,266

Total Corporates - Investment Grade (cost $17,457,099)		17,696,103

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 2.3%
Colombia – 0.1%
Colombian TES Series B 10.00%, 07/24/2024	COP	1,391,900	$459,277

Indonesia – 0.2%
Indonesia Treasury Bond Series FR56 8.375%, 09/15/2026	IDR	2,937,000	214,081
Series FR77 8.125%, 05/15/2024		15,146,000	1,083,338

			1,297,419

Mexico – 0.1%
Mexican Bonos Series M 20 7.50%, 06/03/2027	MXN	9,211	453,421

Russia – 0.1%
Russian Federal Bond - OFZ Series 6212 7.05%, 01/19/2028	RUB	23,770	375,782
Series 6217 7.50%, 08/18/2021		40,638	596,590

			972,372

United States – 1.8%
U.S. Treasury Notes 1.25%, 05/15/2050	$	204	196,350
1.625%, 08/15/2029(q)		2,329	2,541,994
2.25%, 08/15/2027(q)		4,113	4,623,269
2.375%, 05/15/2029(q)		3,055	3,528,525

			10,890,138

Total Governments - Treasuries (cost $13,098,136)			14,072,627

EMERGING MARKETS - SOVEREIGNS – 1.6%
Angola – 0.1%
Angolan Government International Bond 9.50%, 11/12/2025(f)		386	262,118
9.375%, 05/08/2048(f)		261	155,540

			417,658

Argentina – 0.1%
Argentine Republic Government International Bond Series NY 3.75%, 12/31/2038(a) (m)		66	24,964
5.875%, 01/11/2028(a) (m)		116	42,050
7.50%, 04/22/2026(a) (m)		623	235,572
6.875%, 01/26/2027(a) (m)		1,184	429,200
5.625%, 01/26/2022(a) (m)		48	18,960

			750,746

	Principal Amount (000)	U.S. $ Value

Bahrain – 0.1%
Bahrain Government International Bond 7.00%, 10/12/2028(f)	$200	$208,750
6.75%, 09/20/2029(f)	200	204,500
7.375%, 05/14/2030(f)	200	211,000
CBB International Sukuk Programme Co. SPC 6.25%, 11/14/2024(f)	218	223,995

		848,245

Costa Rica – 0.0%
Costa Rica Government International Bond 6.125%, 02/19/2031(f)	335	273,653

Dominican Republic – 0.1%
Dominican Republic International Bond 8.625%, 04/20/2027(f)	425	455,547
4.50%, 01/30/2030(f)	300	260,625

		716,172

Ecuador – 0.1%
Ecuador Government International Bond 8.875%, 10/23/2027(a) (f) (m)	500	181,000
7.775%, 01/23/2028(a) (f) (m)	380	134,140

		315,140

Egypt – 0.1%
Egypt Government International Bond 6.125%, 01/31/2022(f)	407	412,851
7.053%, 01/15/2032(f)	200	189,187
8.70%, 03/01/2049(f)	239	233,548
7.625%, 05/29/2032(f)	208	204,360
8.875%, 05/29/2050(f)	208	205,400

		1,245,346

El Salvador – 0.0%
El Salvador Government International Bond 7.125%, 01/20/2050(f)	334	255,823
7.65%, 06/15/2035(f)	10	7,981

		263,804

Ghana – 0.1%
Ghana Government International Bond
10.75%, 10/14/2030(f)	248	276,907
6.375%, 02/11/2027(f)	200	178,313

		455,220

	Principal Amount (000)	U.S. $ Value

Guatemala – 0.1%
Guatemala Government Bond 5.375%, 04/24/2032(f)	$294	$318,071

Honduras – 0.1%
Honduras Government International Bond 7.50%, 03/15/2024(f)	400	423,125

Ivory Coast – 0.1%
Ivory Coast Government International Bond 6.375%, 03/03/2028(f)	360	352,238

Kenya – 0.1%
Kenya Government International Bond 7.00%, 05/22/2027(f)	275	261,078
6.875%, 06/24/2024(f)	200	191,938

		453,016

Lebanon – 0.0%
Lebanon Government International Bond Series G 6.60%, 11/27/2026(a) (f) (m)	189	32,957
6.65%, 04/22/2024(a) (f) (m)	45	7,748
6.85%, 03/23/2027(a) (f) (m)	46	7,935

		48,640

Mongolia – 0.1%
Mongolia Government International Bond 10.875%, 04/06/2021(f)	200	203,750
5.125%, 12/05/2022(f)	270	255,150

		458,900

Nigeria – 0.1%
Nigeria Government International Bond 7.625%, 11/21/2025(f)	267	255,819
6.75%, 01/28/2021(f)	200	199,813
6.50%, 11/28/2027(f)	200	177,438

		633,070

Oman – 0.1%
Oman Government International Bond 4.125%, 01/17/2023(f)	400	368,125

Senegal – 0.1%
Senegal Government International Bond 6.25%, 05/23/2033(f)	365	341,047

South Africa – 0.1%
Republic of South Africa Government International Bond 5.875%, 09/16/2025	300	313,406
5.75%, 09/30/2049	247	201,305

		514,711

	Principal Amount (000)	U.S. $ Value

Sri Lanka – 0.0%
Sri Lanka Government International Bond 6.20%, 05/11/2027(f)	$220	$119,831

Ukraine – 0.0%
Ukraine Government International Bond 7.75%, 09/01/2024(f)	285	286,140

Venezuela – 0.0%
Venezuela Government International Bond 9.25%, 09/15/2027(a) (b) (m)	815	44,825

Total Emerging Markets - Sovereigns (cost $11,147,347)		9,647,723

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.0%
Risk Share Floating Rate – 1.0%
Bellemeade Re Ltd. Series 2018-2A, Class M1B 1.518% (LIBOR 1 Month + 1.35%), 08/25/2028(f) (p)	157	151,951
Series 2018-3A, Class M2 2.918% (LIBOR 1 Month + 2.75%), 10/25/2028(f) (p)	150	123,344
Series 2019-3A, Class M1C 2.118% (LIBOR 1 Month + 1.95%), 07/25/2029(f) (p)	164	127,237
Connecticut Avenue Securities Trust Series 2018-R07, Class 1B1 4.518% (LIBOR 1 Month + 4.35%), 04/25/2031(f) (p)	51	42,221
Eagle Re Ltd. Series 2018-1, Class M2 3.168% (LIBOR 1 Month + 3.00%), 11/25/2028(f) (p)	150	125,212
Federal Home Loan Mortgage Corp Structured Agency Credit Risk Debt Notes Series 2016-HQA3, Class M3 4.018% (LIBOR 1 Month + 3.85%), 03/25/2029(p)	374	381,309
Series 2016-HQA4, Class M3 4.068% (LIBOR 1 Month + 3.90%), 04/25/2029(p)	410	418,192
Series 2019-DNA3, Class M2 2.218% (LIBOR 1 Month + 2.05%), 07/25/2049(f) (p)	20	19,576
Series 2020-DNA1, Class M2 1.868% (LIBOR 1 Month + 1.70%), 01/25/2050(f) (p)	338	305,718
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-HQA1, Class M3 4.868% (LIBOR 1 Month + 4.70%), 03/25/2028(p)	350	363,110

	Principal Amount (000)	U.S. $ Value

Series 2016-HQA2, Class M3 5.318% (LIBOR 1 Month + 5.15%), 11/25/2028(p)	$400	$416,863
Series 2017-HQA1, Class M2 3.718% (LIBOR 1 Month + 3.55%), 08/25/2029(p)	412	412,934
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C02, Class 1M2 4.168% (LIBOR 1 Month + 4.00%), 05/25/2025(p)	175	165,558
Series 2015-C02, Class 2M2 4.168% (LIBOR 1 Month + 4.00%), 05/25/2025(p)	131	128,740
Series 2015-C03, Class 1M2 5.168% (LIBOR 1 Month + 5.00%), 07/25/2025(p)	9	9,311
Series 2015-C03, Class 2M2 5.168% (LIBOR 1 Month + 5.00%), 07/25/2025(p)	186	187,920
Series 2015-C04, Class 2M2 5.718% (LIBOR 1 Month + 5.55%), 04/25/2028(p)	203	213,556
Series 2016-C01, Class 2M2 7.118% (LIBOR 1 Month + 6.95%), 08/25/2028(p)	131	141,700
Series 2016-C03, Class 2M2 6.068% (LIBOR 1 Month + 5.90%), 10/25/2028(p)	286	302,469
Series 2016-C05, Class 2M2 4.618% (LIBOR 1 Month + 4.45%), 01/25/2029(p)	329	338,411
Series 2016-C07, Class 2M2 4.518% (LIBOR 1 Month + 4.35%), 05/25/2029(p)	338	346,494
Series 2017-C01, Class 1B1 5.918% (LIBOR 1 Month + 5.75%), 07/25/2029(p)	27	24,354
Series 2017-C01, Class 1M2 3.718% (LIBOR 1 Month + 3.55%), 07/25/2029(p)	372	377,170
Series 2017-C02, Class 2M2 3.818% (LIBOR 1 Month + 3.65%), 09/25/2029(p)	238	238,342
Series 2017-C03, Class 1B1 5.018% (LIBOR 1 Month + 4.85%), 10/25/2029(p)	27	23,363
Series 2017-C05, Class 1B1 3.768% (LIBOR 1 Month + 3.60%), 01/25/2030(p)	27	21,784
Series 2017-C06, Class 1B1 4.318% (LIBOR 1 Month + 4.15%), 02/25/2030(p)	143	112,489

	Principal Amount (000)	U.S. $ Value

Series 2018-C01, Class 1B1 3.718% (LIBOR 1 Month + 3.55%), 07/25/2030(p)	$107	$90,072
Home Re Ltd. Series 2018-1, Class M2 3.168% (LIBOR 1 Month + 3.00%), 10/25/2028(f) (p)	235	195,676
Mortgage Insurance-Linked Notes Series 2019-1, Class M2 3.068% (LIBOR 1 Month + 2.90%), 11/26/2029(f) (p)	365	319,558

		6,124,634

Agency Fixed Rate – 0.0%
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 1.027%, 05/28/2035	96	86,362

Non-Agency Fixed Rate – 0.0%
Alternative Loan Trust Series 2006-28CB, Class A14 6.25%, 10/25/2036	12	8,740
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 08/25/2036	14	9,580

		18,320

Total Collateralized Mortgage Obligations (cost $6,533,003)		6,229,316

BANK LOANS – 0.9%
Financial Institutions – 0.1%
Ellie Mae, Inc. 5.20% (LIBOR 3 Month + 3.75%), 04/17/2026(r)	114	108,891
Hub International Limited 5.00% (LIBOR 3 Month + 4.00%), 04/25/2025(r)	124	121,398
Jefferies Finance LLC 3.188% (LIBOR 1 Month + 3.00%), 06/03/2026(r)	32	29,057
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 4.174% (LIBOR 1 Month + 4.00%), 09/03/2026(r)	148	142,387

		401,733

	Principal Amount (000)	U.S. $ Value

Industrial – 0.8%
Capital Goods – 0.1%
Brookfield WEC Holdings Inc. (fka Westinghouse Electric Company LLC) 3.75% (LIBOR 1 Month + 3.00%), 08/01/2025(r)	$104	$101,915
BWay Holding Company 4.561% (LIBOR 3 Month + 3.25%), 04/03/2024(r)	143	129,856
Granite US Holdings Corporation 6.322% (LIBOR 3 Month + 5.25%), 09/30/2026(d) (r)	165	138,743

		370,514

Communications - Media – 0.0%
Clear Channel Outdoor Holdings, Inc. 4.203% (LIBOR 2 Month + 3.50%), 08/21/2026* (r)	0	82
4.260% (LIBOR 3 Month + 3.50%), 08/21/2026(r)	35	32,467
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) 3.174% (LIBOR 1 Month + 3.00%), 05/01/2026(r)	40	37,207
LCPR Loan Financing LLC 5.184% (LIBOR 1 Month + 5.00%), 10/15/2026(r)	62	61,594
Nielsen Finance LLC (VNU, Inc.) Zero Coupon, 06/06/2025(s)	50	49,729
Univision Communications Inc. 3.75% (LIBOR 1 Month + 2.75%), 03/15/2024(r)	108	103,190

		284,269

Communications - Telecommunications – 0.0%
West Corporation 5.45% (LIBOR 3 Month + 4.00%), 10/10/2024(r)	146	118,796

Consumer Cyclical - Automotive – 0.0%
Navistar, Inc. 3.68% (LIBOR 1 Month + 3.50%), 11/06/2024(d) (r)	46	43,738
Panther BF Aggregator 2 L P 3.674% (LIBOR 1 Month + 3.50%), 04/30/2026(d) (r)	60	56,715

		100,453

Consumer Cyclical - Entertainment – 0.0%
Seaworld Parks & Entertainment, Inc. (fka SW Acquisitions Co., Inc.) 3.75% (LIBOR 1 Month + 3.00%), 04/01/2024(d) (r)	59	54,627

	Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Other – 0.1%
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC) 2.924% (LIBOR 1 Month + 2.75%), 12/23/2024(r)	$183	$165,368
Playtika Holding Corp. 7.072% (LIBOR 3 Month + 6.00%), 12/10/2024(r)	330	329,472
Stars Group Holdings B.V. 4.95% (LIBOR 3 Month + 3.50%), 07/10/2025(r)	31	30,638

		525,478

Consumer Cyclical - Restaurants – 0.0%
Whatabrands LLC 3.013% (LIBOR 1 Month + 2.75%), 07/31/2026(r)	42	40,360

Consumer Cyclical - Retailers – 0.0%
Bass Pro Group, LLC 6.072% (LIBOR 3 Month + 5.00%), 09/25/2024(r)	52	49,018
PetSmart, Inc. 5.00% (LIBOR 3 Month + 4.00%), 03/11/2022(r)	85	83,428
Serta Simmons Bedding, LLC 9.02% (LIBOR 3 Month + 8.00%), 11/08/2024(r)	69	3,369
Specialty Building Products Holdings, LLC 5.924% (LIBOR 1 Month + 5.75%), 10/01/2025(r)	139	122,477

		258,292

Consumer Non-Cyclical – 0.2%
Aldevron, L.L.C. 5.70% (LIBOR 3 Month + 4.25%), 10/12/2026(d) (r)	87	85,618
Alphabet Holding Company, Inc. (fka Nature’s Bounty) 7.924% (LIBOR 1 Month + 7.75%), 09/26/2025(r)	183	155,950
BI-LO, LLC 9.000% (LIBOR 2 Month + 8.00%), 05/31/2024(r)	83	80,985
9.065% (LIBOR 2 Month + 8.00%), 05/31/2024(r)	80	77,980
9.314% (LIBOR 3 Month + 8.00%), 05/31/2024(r)	80	77,252
Froneri International Limited 5.924% (LIBOR 1 Month + 5.75%), 01/31/2028(d) (r)	20	18,750

	Principal Amount (000)		U.S. $ Value

Global Medical Response, Inc. 4.25% (LIBOR 3 Month + 3.25%), 04/28/2022(r)	$	294	$285,177
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 3.924% (LIBOR 1 Month + 3.75%), 11/16/2025(r)		111	105,608
U.S. Renal Care, Inc. 5.188% (LIBOR 1 Month + 5.00%), 06/26/2026(r)		169	160,874

			1,048,194

Energy – 0.1%
California Resources Corporation 11.375% (LIBOR 3 Month + 10.38%), 12/31/2021(r)		141	6,449
Chesapeake Energy Corporation 9.00% (LIBOR 2 Month + 8.00%), 06/24/2024(r)		224	118,346
CITGO Petroleum Corporation 6.00% (LIBOR 2 Month + 5.00%), 03/28/2024(d) (r)		61	57,787
Triton Solar US Acquisition Co. 7.072% (LIBOR 3 Month + 6.00%), 10/29/2024(d) (r)		262	220,408

			402,990

Other Industrial – 0.0%
American Tire Distributors, Inc. 8.500% (LIBOR 1 Month + 7.50%), 09/02/2024(b) (r)		64 38,829
8.950% (LIBOR 3 Month + 7.50%), 09/02/2024(b) (r)		8	4,900
Dealer Tire, LLC 4.424% (LIBOR 1 Month + 4.25%), 12/12/2025(d) (r)		40	36,907
Rockwood Service Corporation 5.70% (LIBOR 3 Month + 4.25%), 01/23/2027(d) (r)		10	8,852

			89,488

Services – 0.1%
Allied Universal Holdco LLC (fka USAGM Holdco, LLC) 4.424% (LIBOR 1 Month + 4.25%), 07/10/2026(r)		33	31,639
Amentum Government Services Holdings LLC 4.174% (LIBOR 1 Month + 4.00%), 01/29/2027(r)		40	38,667
Garda World Security Corporation 4.93% (LIBOR 1 Month + 4.75%), 10/30/2026(r)		11	10,705

	Principal Amount (000)		U.S. $ Value

Parexel International Corporation 2.924% (LIBOR 1 Month + 2.75%), 09/27/2024(r)	$	27	$25,663
Team Health Holdings, Inc. 3.75% (LIBOR 1 Month + 2.75%), 02/06/2024(r)		198	143,592
Verscend Holding Corp. 4.674% (LIBOR 1 Month + 4.50%), 08/27/2025(d) (r)		89	86,277

			336,543

Technology – 0.2%
athenahealth, Inc. 5.284% (LIBOR 3 Month + 4.50%), 02/11/2026(d) (r)		215	206,914
Avaya Inc. 4.434% (LIBOR 1 Month + 4.25%), 12/15/2024(r)		100	92,828
Boxer Parent Company Inc. (fka BMC Software, Inc.) 4.424% (LIBOR 1 Month + 4.25%), 10/02/2025(r)		168	158,512
MTS Systems Corporation 4.00% (LIBOR 1 Month + 3.25%), 07/05/2023(d) (r)		25	23,781
Pitney Bowes Inc. 5.68% (LIBOR 1 Month + 5.50%), 01/07/2025(r)		122	96,624
Presidio Holdings Inc. 4.27% (LIBOR 3 Month + 3.50%), 01/22/2027(r)		43	41,872
Solera, LLC (Solera Finance, Inc.) 2.924% (LIBOR 1 Month + 2.75%), 03/03/2023(r)		142	136,310
Veritas US Inc. 5.95% (LIBOR 3 Month + 4.50%), 01/27/2023(r)		225	209,253

			966,094

Transportation - Airlines – 0.0%
Delta Air Lines, Inc. 5.51% (LIBOR 3 Month + 4.75%), 04/29/2023(r)		20	19,716

			4,615,814

Utility – 0.0%
Granite Generation LLC 4.750% (LIBOR 1 Month + 3.75%), 11/09/2026(r)		185	177,815
5.200% (LIBOR 3 Month + 3.75%), 11/09/2026(r)		34	32,372

	Principal Amount (000)		U.S. $ Value

6.000% (PRIME 3 Month + 2.75%), 11/09/2026(r)	$	5	$5,087

			215,274

Total Bank Loans (cost $5,860,334)			5,232,821

EMERGING MARKETS - CORPORATE BONDS – 0.6%
Industrial – 0.5%
Basic – 0.1%
Consolidated Energy Finance SA 6.875%, 06/15/2025(f)		200	168,860
CSN Resources SA 7.625%, 02/13/2023(f)		200	170,500
First Quantum Minerals Ltd. 7.25%, 05/15/2022-04/01/2023(f)		542	504,436

			843,796

Capital Goods – 0.0%
Odebrecht Finance Ltd. 5.25%, 06/27/2029(a) (f) (m)		200	8,000

Communications - Media – 0.0%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(f)		231	198,891

Communications - Telecommunications – 0.1%
Digicel Group One Ltd. 8.25%, 12/30/2022(a) (f) (m)		140	82,726
Digicel Group Two Ltd. 8.25%, 09/30/2022(a) (f) (m)		153	4,682
VF Ukraine PAT via VFU Funding PLC 6.20%, 02/11/2025(f)		200	194,563

			281,971

Consumer Cyclical - Other – 0.1%
MGM China Holdings Ltd. 5.375%, 05/15/2024(f)		277	275,961
Wynn Macau Ltd.
4.875%, 10/01/2024(f)		214	211,660
5.50%, 10/01/2027(f)		214	213,398

			701,019

Consumer Cyclical - Retailers – 0.0%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(j) (k)		37	99
K2016470260 South Africa Ltd. 25.00%, 12/31/2022(j) (k)		16	14

			113

Consumer Non-Cyclical – 0.1%
BRF GmbH 4.35%, 09/29/2026(f)		211	200,252

	Principal Amount (000)				U.S. $ Value

Cosan Ltd. 5.50%, 09/20/2029(f)	$		388		$348,225
Tonon Luxembourg SA 6.50% (0.50% Cash and 6.00% PIK), 10/31/2024(c) (d) (j) (k)			5		154
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(a) (i) (k)			434		3,688

					552,319

Energy – 0.1%
Petrobras Global Finance BV 5.093%, 01/15/2030(f)			117		111,501
5.60%, 01/03/2031			54		53,383
6.125%, 01/17/2022			0	**	337
8.75%, 05/23/2026(e)			208		243,295

					408,516

					2,994,625

Utility – 0.1%
Electric – 0.1%
Cemig Geracao e Transmissao SA 9.25%, 12/05/2024(f)			200		214,844
Light Servicos de Eletricidade SA/Light Energia SA 7.25%, 05/03/2023(f)			393		389,070
Terraform Global Operating LLC 6.13%, 03/01/2026(k)			32		31,468

					635,382

Financial Institutions – 0.0%
Insurance – 0.0%
Ambac LSNI LLC 6.45% (LIBOR 3 Month + 5.00%), 02/12/2023(f) (p)			18		17,648

Total Emerging Markets - Corporate Bonds (cost $4,140,752)					3,647,655

INFLATION-LINKED SECURITIES – 0.5%
Japan – 0.5%
Japanese Government CPI Linked Bond Series 22 0.10%, 03/10/2027 (cost $2,863,578)		JPY	301,922		2,798,188

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED LOAN OBLIGATIONS – 0.3%
Cayman Islands – 0.2%
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 2.776% (LIBOR 3 Month + 2.00%), 04/17/2033(f) (p)	$	270	$257,876
Dryden CLO Ltd. Series 2020-78A, Class C 3.217% (LIBOR 3 Month + 1.95%), 04/17/2033(f) (p)		250	237,435
Dryden Senior Loan Fund Series 2017-49A, Class E 7.435% (LIBOR 3 Month + 6.30%), 07/18/2030(k) (p)		250	205,456
Octagon Investment Partners 29 Ltd. Series 2016-1A, Class DR 4.12% (LIBOR 3 Month + 3.10%), 01/24/2033(f) (p)		263	229,215
Rockford Tower CLO Ltd. Series 2017-2A, Class DR 4.069% (LIBOR 3 Month + 2.85%), 10/15/2029(f) (p)		306	278,429

			1,208,411

United States – 0.1%
THL Credit Wind River CLO Ltd. Series 2017-1A, Class AR 2.275% (LIBOR 3 Month + 1.14%), 04/18/2029(f) (p)		500	491,672
Voya CLO Ltd. Series 2019-1A, Class DR 4.069% (LIBOR 3 Month + 2.85%), 04/15/2031(f) (p)		109	97,302

			588,974

Total Collateralized Loan Obligations (cost $1,919,270)			1,797,385

EMERGING MARKETS - TREASURIES – 0.3%
Argentina – 0.0%
Argentine Bonos del Tesoro 15.50%, 10/17/2026(a) (b) (m)	ARS	1,161	6,743
18.20%, 10/03/2021(a) (b) (m)		4,691	48,442

			55,185

Brazil – 0.3%
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2021	BRL	8,037	1,570,710

Total Emerging Markets - Treasuries (cost $2,417,174)			1,625,895

	Principal Amount (000)		U.S. $ Value

ASSET-BACKED SECURITIES – 0.2%
Other ABS - Fixed Rate – 0.1%
Marlette Funding Trust Series 2018-3A, Class C 4.63%, 09/15/2028(f)	$	125	$113,965
SoFi Consumer Loan Program LLC Series 2017-6, Class C 4.02%, 11/25/2026(f)		360	332,656
Taco Bell Funding LLC Series 2016-1A, Class A23 4.97%, 05/25/2046(f)		38	39,495

			486,116

Autos - Fixed Rate – 0.1%
CPS Auto Trust Series 2018-C, Class D 4.40%, 06/17/2024(f)		120	118,435
Exeter Automobile Receivables Trust Series 2019-2A, Class E 4.68%, 05/15/2026(f)		115	99,239

			217,674

Home Equity Loans - Fixed Rate – 0.0%
CWABS Asset-Backed Certificates Trust Series 2005-7, Class AF5W 5.054%, 10/25/2035		122	122,174
GSAA Home Equity Trust Series 2006-6, Class AF5 6.241%, 03/25/2036		167	70,599

			192,773

Home Equity Loans - Floating Rate – 0.0%
ABFC Trust Series 2003-WF1, Class A2 1.293% (LIBOR 1 Month + 1.13%), 12/25/2032(p)		28	27,156
Lehman XS Trust Series 2007-6, Class 3A5 4.632%, 05/25/2037		31	29,752

			56,908

Total Asset-Backed Securities (cost $1,019,792)			953,471

	Notional Amount

OPTIONS PURCHASED - PUTS – 0.2%
Options on Forward Contracts – 0.2%
RUB vs. USD Expiration: Jul 2020; Contracts: 1,221,931,050; Exercise Price: RUB 67.35; Counterparty: Deutsche Bank AG(a)	RUB	1,221,931,050	910,006

	Principal Amount (000)		U.S. $ Value

QUASI-SOVEREIGNS – 0.1%
Quasi-Sovereign Bonds – 0.1%
Mexico – 0.1%
Petroleos Mexicanos 5.95%, 01/28/2031(f)	$	275	$222,406
6.49%, 01/23/2027(f)		51	44,816
6.50%, 01/23/2029(e)		41	34,969
6.75%, 09/21/2047		62	48,127
6.84%, 01/23/2030(f)		124	106,020
7.69%, 01/23/2050(f)		186	154,845

			611,183

United States – 0.0%
Citgo Holding, Inc. 9.25%, 08/01/2024(f)		50	48,533

Total Quasi-Sovereigns (cost $637,072)			659,716

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.1%
Non-Agency Fixed Rate CMBS – 0.1%
Citigroup Commercial Mortgage Trust Series 2014-GC23, Class D 4.486%, 07/10/2047(f)		35	27,013
GS Mortgage Securities Trust Series 2014-GC18, Class D 4.989%, 01/10/2047(f)		71	56,463
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX, Class E 5.132%, 06/15/2045(k)		298	174,688
JPMBB Commercial Mortgage Securities Trust Series 2013-C17, Class D 4.89%, 01/15/2047(f)		71	53,242

			311,406

Non-Agency Floating Rate CMBS – 0.0%
CLNY Trust Series 2019-IKPR, Class E 2.905% (LIBOR 1 Month + 2.72%), 11/15/2038(k) (p)		220	150,765
DBWF Mortgage Trust Series 2018-GLKS, Class E 3.191% (LIBOR 1 Month + 3.02%), 12/19/2030(f) (p)		100	82,348
Morgan Stanley Capital I Trust Series 2019-BPR, Class E 4.934% (LIBOR 1 Month + 4.75%), 05/15/2036(f) (p)		39	27,728

			260,841

Total Commercial Mortgage-Backed Securities (cost $808,861)			572,247

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - SOVEREIGN BONDS – 0.0%
Mexico – 0.0%
Mexico Government International Bond 4.75%, 04/27/2032 (cost $195,554)	$ 200		$216,500

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.0%
United States – 0.0%
State of California Series 2010 7.60%, 11/01/2040	60		107,107
7.95%, 03/01/2036	0	**	12
Tobacco Settlement Finance Authority Series 2007A 7.467%, 06/01/2047	45		45,044

Total Local Governments - US Municipal Bonds (cost $134,384)			152,163

	Shares

WARRANTS – 0.0%
Media – 0.0%
iHeart Media, Inc., expiring 05/01/2039(a) (b)	2,165		16,238

Software – 0.0%
Avaya Holdings Corp., expiring 12/15/2022(a)	4,686		7,029

Construction & Engineering – 0.0%
Willscot Corp., expiring 11/29/2022(a) (d)	1,913		5,025

Oil, Gas & Consumable Fuels – 0.0%
Battalion Oil Corp., expiring 10/08/2022(a) (d)	8		0
Battalion Oil Corp., expiring 10/08/2022(a) (d) (e)	10		0
Halcon Resources Corp., expiring 10/08/2022(a) (d)	6		0
SandRidge Energy, Inc., A-CW22, expiring 10/04/2022(a) (b)	4,803		865
SandRidge Energy, Inc., B-CW22, expiring 10/04/2022(a) (b)	2,019		20

			885

Total Warrants (cost $50,185)			29,177

PREFERRED STOCKS – 0.0%
Utilities – 0.0%
Electric Utilities – 0.0%
SCE Trust III Series H 5.75%	1,027		23,775

Company		Shares		U.S. $ Value

Industrials – 0.0%
Consumer Cyclical Services – 0.0%
Hovnanian Enterprises, Inc. 7.625%		1,190		$5,307

Total Preferred Stocks (cost $37,024)				29,082

		Principal Amount (000)

MORTGAGE PASS-THROUGHS – 0.0%
Agency Fixed Rate 30-Year – 0.0%
FNMA Uniform Mortgage-Backed Security Series 2006 5.00%, 01/01/2036 (cost $128)	$	0	**	136

		Shares

SHORT-TERM INVESTMENTS – 16.8%
Investment Companies – 16.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.14%(h) (t) (u) (cost $99,792,345)		99,792,345		99,792,345

		Principal Amount (000)

U.S. Treasury Bills – 0.3%
U.S. Treasury Bill Zero Coupon, 08/04/2020 (q) (cost $1,999,662)	$	2,000		1,999,520

Total Short-Term Investments (cost $101,792,007)				101,791,865

Total Investments Before Security Lending Collateral for Securities Loaned – 92.8% (cost $524,209,361)				561,158,165

		Shares

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.14%(h) (t) (u) (cost $5,291,368)		5,291,368		5,291,368

U.S. $ Value

Total Investments – 93.7% (cost $529,500,729)(v)	$566,449,533
Other assets less liabilities – 6.3%	38,401,801

Net Assets – 100.0%	$604,851,334

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	90	June 2020	$8,936,594	$26,667
10 Yr Canadian Bond Futures	126	September 2020	14,060,093	(48,458)
10 Yr Japan Bond (OSE) Futures	32	June 2020	45,161,111	(606,804)
Euro Buxl 30 Yr Bond Futures	51	June 2020	12,004,129	(365,595)
Euro STOXX 50 Index Futures	101	June 2020	3,415,026	(10,656)
Euro-BOBL Futures	29	June 2020	4,350,676	(35,764)
Euro-BTP Futures	245	June 2020	38,662,167	(1,173,221)
Euro-Bund Futures	52	June 2020	9,954,843	(148,825)
Euro-Schatz Futures	168	June 2020	20,896,965	(71,047)
FTSE 100 Index Futures	27	June 2020	2,020,873	(334)
FTSE China A50 Futures	1,307	June 2020	17,245,865	328,645
FTSE/JSE Top 40 Futures	26	June 2020	690,721	(7,266)
Hang Seng Index Futures	7	June 2020	1,028,078	(4,381)
Long Gilt Futures	300	September 2020	50,921,494	33,025
MSCI Emerging Markets Futures	348	June 2020	16,232,460	1,446,111
MSCI Singapore Index ETS Futures	174	June 2020	3,546,999	(36,092)
S&P 500 E-Mini Futures	268	June 2020	40,762,800	3,532,359
S&P Mid 400 E-Mini Futures	45	June 2020	7,930,350	869,892
S&P/TSX 60 Index Futures	6	June 2020	798,083	(5,664)
SPI 200 Futures	6	June 2020	574,799	16,756
TOPIX Index Futures	12	June 2020	1,734,711	(13,062)
U.S. T-Note 5 Yr (CBT) Futures	337	September 2020	42,335,625	52,225
U.S. T-Note 10 Yr (CBT) Futures	222	September 2020	30,871,875	58,389
U.S. Ultra Bond (CBT) Futures	208	September 2020	45,350,500	(209,581)
Sold Contracts
10 Yr Australian Bond Futures	13	June 2020	1,290,841	(1,545)
10 Yr Mini Japan Government Bond Futures	128	June 2020	18,063,257	104,386
Euro Buxl 30 Yr Bond Futures	40	June 2020	9,415,003	386,099
Euro STOXX 50 Index Futures	35	June 2020	1,183,425	(64,044)
Euro-Bund Futures	291	June 2020	55,708,834	693,168
MSCI EAFE Futures	19	June 2020	1,639,320	(154,645)
MSCI Emerging Markets Futures	118	June 2020	5,504,110	(80,428)
MSCI Taiwan Index Futures	8	June 2020	328,960	(3,458)
OMXS30 Index Futures	82	June 2020	1,416,770	(51,317)
Russell 1000 E-Mini Futures	67	June 2020	5,631,015	(1,005,447)
Russell 2000 E-Mini Futures	4	June 2020	278,560	(31,063)
S&P 500 E-Mini Futures	3	June 2020	456,300	106
S&P TSX 60 Index Futures	7	June 2020	931,096	(43,901)
SET 50 Futures	36	June 2020	201,989	(6,540)
SGX Nifty 50 Futures	67	June 2020	1,274,876	(61,264)
SPI 200 Futures	15	June 2020	1,436,998	21,573
TOPIX Index Futures	13	June 2020	1,879,271	(202,136)
U.S. T-Note 5 Yr (CBT) Futures	78	September 2020	9,798,750	(12,287)
U.S. T-Note 10 Yr (CBT) Futures	98	September 2020	13,628,125	(46,963)
U.S. Ultra Bond (CBT) Futures	49	September 2020	10,683,531	49,607

				$3,117,220

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	CNY	12,559	USD	1,765	06/16/2020	$2,100
Australia and New Zealand Banking Group Ltd.	AUD	3,553	USD	2,312	06/11/2020	(56,045)
Australia and New Zealand Banking Group Ltd.	USD	608	EUR	549	06/10/2020	1,182
Australia and New Zealand Banking Group Ltd.	USD	3,376	CNY	23,857	06/16/2020	(26,568)
Bank of America, NA	RUB	265,818	USD	4,193	07/09/2020	441,078
Bank of America, NA	RUB	58,304	USD	795	07/09/2020	(27,637)
Bank of America, NA	AUD	2,724	USD	1,756	06/11/2020	(60,140)
Bank of America, NA	EUR	2,100	USD	2,265	06/10/2020	(65,884)
Bank of America, NA	GBP	947	USD	1,155	07/17/2020	(14,438)
Bank of America, NA	USD	1,083	EUR	1,001	06/10/2020	27,510
Bank of America, NA	USD	611	SEK	5,750	07/15/2020	(389)
Bank of America, NA	NOK	17,548	EUR	1,606	07/15/2020	(21,727)
Bank of America, NA	USD	1,164	CZK	28,722	07/29/2020	21,661
Bank of America, NA	USD	84,232	JPY	9,051,622	06/15/2020	(287,005)
Barclays Bank PLC	KRW	2,461,903	USD	2,013	08/13/2020	15,570
Barclays Bank PLC	KRW	1,465,757	USD	1,189	08/13/2020	(141)
Barclays Bank PLC	INR	215,692	USD	2,802	07/23/2020	(39,624)
Barclays Bank PLC	RUB	71,976	USD	984	07/14/2020	(31,045)
Barclays Bank PLC	CNY	23,856	USD	3,363	06/16/2020	14,238
Barclays Bank PLC	MYR	25,300	USD	5,733	08/13/2020	(76,724)
Barclays Bank PLC	MYR	12,086	USD	2,834	08/13/2020	58,556
Barclays Bank PLC	AUD	6,498	USD	4,277	06/17/2020	(54,666)
Barclays Bank PLC	AUD	2,718	USD	1,804	06/11/2020	(7,800)
Barclays Bank PLC	CHF	986	USD	1,017	06/17/2020	(8,957)
Barclays Bank PLC	USD	2,364	EUR	2,150	06/10/2020	23,000
Barclays Bank PLC	USD	1,192	AUD	1,843	06/11/2020	37,056
Barclays Bank PLC	USD	7,814	MYR	33,160	08/13/2020	(199,643)
Barclays Bank PLC	AUD	2,724	JPY	189,004	06/11/2020	(63,189)
Barclays Bank PLC	USD	2,684	MYR	11,732	08/13/2020	10,345
Barclays Bank PLC	USD	1,316	CNY	9,444	08/20/2020	2,848
Barclays Bank PLC	USD	2,358	CNY	16,774	06/16/2020	(2,764)
Barclays Bank PLC	USD	2,330	PHP	118,776	08/19/2020	11,300
Barclays Bank PLC	USD	2,277	MXN	55,274	06/19/2020	209,424
Barclays Bank PLC	USD	3,183	SEK	30,666	06/17/2020	71,662
Barclays Bank PLC	USD	2,132	RUB	136,858	07/09/2020	(200,772)
Barclays Bank PLC	USD	972	INR	74,036	07/23/2020	3,302
Barclays Bank PLC	USD	2,368	KRW	2,884,461	08/13/2020	(27,457)
Barclays Bank PLC	USD	1,771	IDR	26,430,357	07/23/2020	16,622
BNP Paribas SA	CNY	16,611	USD	2,332	06/16/2020	(269)
BNP Paribas SA	BRL	23,485	USD	4,360	07/02/2020	(33,611)
BNP Paribas SA	BRL	23,485	USD	4,328	06/02/2020	(72,997)
BNP Paribas SA	GBP	597	USD	732	07/17/2020	(5,905)
BNP Paribas SA	USD	1,810	CAD	2,491	08/06/2020	(724)
BNP Paribas SA	AUD	2,782	JPY	194,891	06/11/2020	(46,790)
BNP Paribas SA	USD	4,367	BRL	23,485	06/02/2020	33,801
BNP Paribas SA	USD	1,183	MXN	29,059	06/19/2020	124,372
BNP Paribas SA	USD	286	IDR	4,318,396	07/23/2020	6,295
Citibank, NA	JPY	8,730,997	USD	83,301	06/15/2020	2,329,134
Citibank, NA	CLP	5,493,274	USD	6,653	07/15/2020	(209,898)
Citibank, NA	COP	2,060,385	USD	550	07/15/2020	(308)
Citibank, NA	BRL	9,125	USD	1,682	06/02/2020	(28,362)
Citibank, NA	GBP	5,661	USD	6,924	07/17/2020	(68,648)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	ILS	2,067	USD	589	06/18/2020	$641
Citibank, NA	AUD	910	USD	595	06/11/2020	(11,202)
Citibank, NA	EUR	498	USD	547	06/10/2020	(6,367)
Citibank, NA	USD	712	EUR	635	06/15/2020	(6,023)
Citibank, NA	USD	3,746	AUD	6,306	06/11/2020	457,786
Citibank, NA	USD	1,688	BRL	9,125	06/02/2020	21,579
Citibank, NA	USD	900	INR	70,352	07/23/2020	26,429
Citibank, NA	USD	545	HUF	172,922	07/29/2020	8,184
Citibank, NA	USD	1,199	CLP	1,004,246	07/15/2020	55,943
Citibank, NA	USD	1,295	COP	4,968,907	07/15/2020	32,165
Citibank, NA	USD	4,078	KRW	4,958,106	08/13/2020	(55,533)
Credit Suisse International	CZK	43,142	USD	1,737	07/29/2020	(43,101)
Credit Suisse International	CNY	20,812	USD	2,916	06/16/2020	(5,600)
Credit Suisse International	USD	1,740	AUD	2,718	06/11/2020	71,480
Credit Suisse International	USD	1,923	NZD	3,188	06/04/2020	55,880
Credit Suisse International	USD	6,261	NZD	10,411	06/17/2020	201,367
Credit Suisse International	USD	786	ZAR	13,733	07/17/2020	(7,230)
Deutsche Bank AG	JPY	183,372	USD	1,708	06/05/2020	7,948
Deutsche Bank AG	JPY	155,165	USD	1,426	06/05/2020	(12,455)
Deutsche Bank AG	PEN	5,793	USD	1,675	07/15/2020	(13,913)
Deutsche Bank AG	PEN	4,604	USD	1,345	07/15/2020	2,683
Deutsche Bank AG	USD	7,254	RUB	487,138	07/09/2020	(378,663)
Goldman Sachs Bank USA	PHP	205,392	USD	4,020	08/19/2020	(28,760)
Goldman Sachs Bank USA	RUB	105,514	USD	1,620	07/09/2020	131,188
Goldman Sachs Bank USA	MXN	33,371	USD	1,409	06/19/2020	(92,044)
Goldman Sachs Bank USA	NOK	19,888	USD	2,007	06/17/2020	(38,962)
Goldman Sachs Bank USA	TWD	18,065	USD	606	08/20/2020	135
Goldman Sachs Bank USA	CZK	12,773	USD	520	07/29/2020	(6,633)
Goldman Sachs Bank USA	SEK	5,621	USD	578	07/15/2020	(18,737)
Goldman Sachs Bank USA	NZD	4,712	USD	2,804	06/04/2020	(121,425)
Goldman Sachs Bank USA	ILS	4,160	USD	1,193	06/18/2020	8,617
Goldman Sachs Bank USA	BRL	13,161	USD	2,382	06/02/2020	(84,511)
Goldman Sachs Bank USA	CAD	2,470	USD	1,781	08/06/2020	(12,965)
Goldman Sachs Bank USA	CAD	2,299	USD	1,668	06/15/2020	(2,033)
Goldman Sachs Bank USA	EUR	2,037	USD	2,290	06/15/2020	28,686
Goldman Sachs Bank USA	BRL	1,452	USD	272	07/02/2020	481
Goldman Sachs Bank USA	BRL	1,278	USD	238	07/02/2020	(1,222)
Goldman Sachs Bank USA	USD	590	CHF	569	08/28/2020	2,987
Goldman Sachs Bank USA	USD	1,248	EUR	1,137	06/10/2020	13,974
Goldman Sachs Bank USA	USD	242	BRL	1,296	07/02/2020	25
Goldman Sachs Bank USA	CHF	1,756	EUR	1,646	08/28/2020	(480)
Goldman Sachs Bank USA	USD	2,346	BRL	13,161	06/02/2020	120,535
Goldman Sachs Bank USA	USD	2,713	CAD	3,741	06/17/2020	4,198
Goldman Sachs Bank USA	SEK	11,581	NOK	12,074	07/15/2020	12,932
Goldman Sachs Bank USA	USD	592	MXN	13,202	06/19/2020	1,401
Goldman Sachs Bank USA	USD	1,078	RUB	76,880	07/14/2020	6,057
Goldman Sachs Bank USA	USD	1,981	RUB	126,834	07/09/2020	(190,974)
HSBC Bank USA	KRW	578,152	USD	468	08/13/2020	(975)
HSBC Bank USA	JPY	124,740	USD	1,153	06/05/2020	(3,376)
HSBC Bank USA	HKD	84,986	USD	10,917	07/27/2020	(32,427)
HSBC Bank USA	HKD	54,459	USD	7,007	08/31/2020	(3,525)
HSBC Bank USA	ZAR	21,976	USD	1,228	07/17/2020	(17,870)
HSBC Bank USA	BRL	2,246	USD	397	06/02/2020	(23,686)
HSBC Bank USA	USD	1,293	NZD	2,179	06/04/2020	59,417
HSBC Bank USA	USD	414	BRL	2,246	06/02/2020	6,982
HSBC Bank USA	USD	1,184	INR	89,990	07/23/2020	1,136
JPMorgan Chase Bank, NA	IDR	23,871,684	USD	1,490	07/23/2020	(124,017)
JPMorgan Chase Bank, NA	COP	5,513,636	USD	1,431	07/15/2020	(41,798)
JPMorgan Chase Bank, NA	CLP	1,345,464	USD	1,642	07/15/2020	(38,684)
JPMorgan Chase Bank, NA	COP	846,967	USD	226	07/15/2020	206
JPMorgan Chase Bank, NA	JPY	354,361	USD	3,298	06/17/2020	11,224
JPMorgan Chase Bank, NA	NOK	50,944	USD	5,037	06/17/2020	(204,362)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	TWD	35,132	USD	1,175	08/20/2020	$(3,406)
JPMorgan Chase Bank, NA	CZK	34,332	USD	1,351	07/29/2020	(65,293)
JPMorgan Chase Bank, NA	AUD	7,859	USD	5,099	06/17/2020	(139,319)
JPMorgan Chase Bank, NA	BRL	6,401	USD	1,131	06/02/2020	(68,655)
JPMorgan Chase Bank, NA	EUR	4,177	USD	4,527	06/10/2020	(110,959)
JPMorgan Chase Bank, NA	GBP	1,941	USD	2,366	06/17/2020	(31,991)
JPMorgan Chase Bank, NA	EUR	1,218	USD	1,323	06/17/2020	(29,480)
JPMorgan Chase Bank, NA	USD	2,041	NZD	3,397	06/04/2020	66,908
JPMorgan Chase Bank, NA	USD	3,133	CHF	3,036	06/17/2020	24,768
JPMorgan Chase Bank, NA	USD	1,180	BRL	6,401	06/02/2020	19,896
JPMorgan Chase Bank, NA	USD	593	NOK	5,901	07/15/2020	13,909
JPMorgan Chase Bank, NA	USD	1,280	CNY	9,215	08/20/2020	6,613
JPMorgan Chase Bank, NA	USD	583	CZK	14,823	07/29/2020	28,190
JPMorgan Chase Bank, NA	USD	1,286	TWD	38,097	08/20/2020	(8,313)
JPMorgan Chase Bank, NA	USD	4,795	SEK	46,934	06/17/2020	186,261
JPMorgan Chase Bank, NA	USD	72	KRW	86,572	08/13/2020	(1,468)
JPMorgan Chase Bank, NA	USD	1,308	INR	99,707	07/23/2020	5,992
JPMorgan Chase Bank, NA	USD	1,189	JPY	126,753	06/05/2020	(13,331)
JPMorgan Chase Bank, NA	USD	2,266	JPY	244,257	06/17/2020	(979)
JPMorgan Chase Bank, NA	USD	1,196	COP	4,463,526	07/15/2020	(3,573)
JPMorgan Chase Bank, NA	USD	355	IDR	5,287,160	07/23/2020	2,945
Morgan Stanley Capital Services, Inc.	COP	5,461,367	USD	1,434	07/15/2020	(24,358)
Morgan Stanley Capital Services, Inc.	JPY	508,592	USD	4,676	06/05/2020	(40,196)
Morgan Stanley Capital Services, Inc.	RUB	296,865	USD	3,975	07/14/2020	(211,948)
Morgan Stanley Capital Services, Inc.	JPY	126,737	USD	1,176	06/05/2020	551
Morgan Stanley Capital Services, Inc.	NZD	3,861	USD	2,325	06/04/2020	(71,476)
Morgan Stanley Capital Services, Inc.	EUR	574	USD	618	06/15/2020	(19,530)
Morgan Stanley Capital Services, Inc.	GBP	493	EUR	549	07/17/2020	372
Morgan Stanley Capital Services, Inc.	USD	2,993	NOK	29,832	07/15/2020	76,449
Morgan Stanley Capital Services, Inc.	USD	2,421	RUB	180,780	07/14/2020	129,069
Morgan Stanley Capital Services, Inc.	USD	2,910	JPY	312,734	06/05/2020	(9,764)
Morgan Stanley Capital Services, Inc.	USD	1,589	IDR	25,421,359	07/23/2020	130,084
Natwest Markets PLC	COP	4,627,762	USD	1,161	07/15/2020	(74,472)
Natwest Markets PLC	RUB	42,666	USD	574	07/09/2020	(27,903)
Natwest Markets PLC	MYR	7,505	USD	1,803	08/13/2020	79,475
Natwest Markets PLC	CAD	1,665	USD	1,205	08/06/2020	(3,743)
Natwest Markets PLC	USD	596	AUD	895	06/11/2020	639

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Natwest Markets PLC	USD	1,165	NOK	11,689	07/15/2020	$38,119
Natwest Markets PLC	USD	603	MXN	13,869	06/19/2020	20,744
Natwest Markets PLC	USD	2,232	TWD	65,630	11/10/2020	(16,943)
Natwest Markets PLC	USD	2,802	COP	10,975,002	07/15/2020	129,468
Standard Chartered Bank	INR	243,761	USD	3,167	07/23/2020	(44,206)
Standard Chartered Bank	TWD	70,577	USD	2,377	08/20/2020	9,380
Standard Chartered Bank	CHF	1,462	USD	1,510	08/28/2020	(13,135)
Standard Chartered Bank	AUD	908	USD	596	06/11/2020	(8,694)
Standard Chartered Bank	USD	1,183	EUR	1,077	06/10/2020	13,413
Standard Chartered Bank	USD	1,167	CNY	8,305	06/16/2020	(1,413)
Standard Chartered Bank	USD	276	THB	8,781	08/27/2020	186
Standard Chartered Bank	USD	1,195	MXN	28,772	06/19/2020	98,967
Standard Chartered Bank	USD	4,816	INR	369,462	07/23/2020	51,393
Standard Chartered Bank	USD	589	KRW	722,818	08/13/2020	(2,750)
State Street Bank & Trust Co.	THB	64,890	USD	2,033	08/27/2020	(6,002)
State Street Bank & Trust Co.	MXN	8,470	USD	344	06/19/2020	(36,625)
State Street Bank & Trust Co.	TRY	2,417	USD	356	06/30/2020	4,633
State Street Bank & Trust Co.	PLN	2,293	USD	545	07/29/2020	(26,037)
State Street Bank & Trust Co.	NZD	958	USD	570	06/04/2020	(24,248)
State Street Bank & Trust Co.	EUR	2,662	USD	3,016	06/15/2020	60,371
State Street Bank & Trust Co.	EUR	1,372	USD	1,504	09/14/2020	(21,600)
State Street Bank & Trust Co.	EUR	1,659	USD	1,807	06/10/2020	(33,615)
State Street Bank & Trust Co.	EUR	2,385	USD	2,606	06/15/2020	(41,121)
State Street Bank & Trust Co.	CAD	638	USD	478	06/15/2020	14,586
State Street Bank & Trust Co.	CAD	211	USD	152	08/06/2020	(1,185)
State Street Bank & Trust Co.	EUR	189	USD	211	09/14/2020	352
State Street Bank & Trust Co.	CAD	443	USD	316	06/15/2020	(5,969)
State Street Bank & Trust Co.	USD	3	EUR	3	06/15/2020	(20)
State Street Bank & Trust Co.	USD	2,025	CAD	2,842	06/15/2020	38,741
State Street Bank & Trust Co.	USD	463	NZD	768	06/04/2020	13,118
State Street Bank & Trust Co.	USD	1,394	EUR	1,277	06/15/2020	23,506
State Street Bank & Trust Co.	USD	490	EUR	451	06/10/2020	11,448
State Street Bank & Trust Co.	USD	288	CAD	399	08/06/2020	2,245
State Street Bank & Trust Co.	USD	1,752	AUD	2,733	06/11/2020	69,451
State Street Bank & Trust Co.	USD	1,336	EUR	1,218	06/17/2020	16,852
State Street Bank & Trust Co.	USD	1,175	ILS	4,160	06/18/2020	10,135
State Street Bank & Trust Co.	USD	2,173	MXN	52,836	06/19/2020	203,123
State Street Bank & Trust Co.	USD	3,987	ZAR	73,900	07/17/2020	203,477
State Street Bank & Trust Co.	USD	409	JPY	44,057	06/05/2020	(503)
UBS AG	JPY	184,134	USD	1,710	06/05/2020	2,941
UBS AG	TWD	65,630	USD	2,235	11/10/2020	19,738
UBS AG	BRL	23,597	USD	4,182	06/02/2020	(239,900)
UBS AG	EUR	6,418	USD	6,942	06/10/2020	(183,229)
UBS AG	USD	1,196	NZD	1,958	06/04/2020	19,489

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
UBS AG	USD	1,805	NZD	2,908	06/04/2020	$(321)
UBS AG	USD	4,349	BRL	23,597	06/02/2020	73,345
UBS AG	USD	2,601	JPY	279,907	06/05/2020	(5,181)

						$1,692,130

CURRENCY OPTIONS WRITTEN

Description/Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
Put
RUB vs. USD/ Bank of America, NA(w)	RUB	67.350	07/2020	1,221,931,050	RUB	1,221,931	$158,824	$(910,006)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 29, 5 Year Index, 12/20/2022*	(5.00)%	Quarterly	6.07%	USD	5	$78	$(204)	$282
CDX-NAHY Series 31, 5 Year Index, 12/20/2023*	(5.00)	Quarterly	5.71	USD	1,179	17,121	(77,062)	94,183
CDX-NAHY Series 34, 5 Year Index, 6/20/2025*	(5.00)	Quarterly	5.50	USD	2,202	29,224	104,516	(75,292)
Sale Contracts
CDX-NAHY Series 29, 5 Year Index, 12/20/2022*	5.00	Quarterly	6.07	USD	5	(79)	218	(297)
CDX-NAHY Series 31, 5 Year Index, 12/20/2023*	5.00	Quarterly	5.80	USD	1,192	(17,353)	33,382	(50,735)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	5.57	USD	13,465	(184,841)	(1,052,394)	867,553
CDX-NAIG Series 28, 5 Year Index, 6/20/2022*	1.00	Quarterly	0.99	USD	62,370	139,568	607,227	(467,659)
CDX-NAIG Series 32, 5 Year Index, 6/20/2024*	1.00	Quarterly	0.75	USD	1,090	13,274	19,641	(6,367)
CDX-NAIG Series 34, 5 Year Index, 6/20/2025*	1.00	Quarterly	0.80	USD	4,730	56,619	8,439	48,180

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAIG Series 34, 5 Year Index, 6/20/2025*	1.00%	Quarterly	0.80%	USD	10,940	$130,952	$(165,357)	$296,309
CDX-NAIG Series 34, 5 Year Index, 6/20/2025*	1.00	Quarterly	0.80	USD	8,580	102,704	30,914	71,790
Federative Republic of Brazil 4.250%, 01/07/2025, 6/20/2025*	1.00	Quarterly	2.83	USD	346	(29,148)	(27,130)	(2,018)
iTraxx Xover Series 33, 5 Year Index, 6/20/2025*	5.00	Quarterly	4.29	EUR	4,802	216,704	(63,809)	280,513
iTraxxx Europe Series 27, 5 Year Index, 6/20/2022*	1.00	Quarterly	0.35	EUR	30,780	529,897	464,386	65,511
iTraxxx Europe Series 31, 5 Year Index, 6/20/2024*	1.00	Quarterly	0.62	EUR	970	18,598	21,926	(3,328)
iTraxxx Europe Series 33, 5 Year Index, 6/20/2025*	1.00	Quarterly	0.72	EUR	4,650	81,956	(35,613)	117,569
Republic of South Africa, 5.875%, 09/16/2025, 6/20/2025*	1.00	Quarterly	3.45	USD	297	(32,962)	(39,907)	6,945

						$1,072,312	$(170,827)	$1,243,139

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CNY	36,260	02/17/2025	China 7-Day Reverse Repo Rate	2.547%	Quarterly/ Quarterly	$140,095	$—	$140,095
CNY	107,914	02/20/2025	China 7-Day Reverse Repo Rate	2.598%	Quarterly/ Quarterly	451,474	—	451,474
CNY	109,516	02/21/2025	China 7-Day Reverse Repo Rate	2.620%	Quarterly/ Quarterly	473,740	—	473,740

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CHF	80	11/04/2029	6 Month LIBOR	(0.235)%	Semi-Annual/ Annual	$1,042	$—	$1,042
CHF	4,270	02/03/2030	6 Month LIBOR	(0.368)%	Semi-Annual/ Annual	2,206	(13)	2,219
NZD	1,910	02/03/2030	1.405%	3 Month BKBM	Semi-Annual/ Quarterly	(81,140)	(79,145)	(1,995)
NZD	1,910	02/03/2030	3 Month BKBM	1.405%	Quarterly/ Semi-Annual	81,353	—	81,353
CHF	1,080	02/07/2030	6 Month LIBOR	(0.332)%	Semi-Annual/ Annual	5,759	—	5,759
CHF	340	03/03/2030	6 Month LIBOR	(0.537)%	Semi-Annual/ Annual	(6,080)	1	(6,081)
SEK	7,970	03/30/2030	3 Month STIBOR	0.519%	Quarterly/ Annual	12,805	—	12,805
CHF	580	03/30/2030	6 Month LIBOR	(0.122)%	Semi-Annual/ Annual	14,913	10	14,903
SEK	13,760	04/16/2030	3 Month STIBOR	0.476%	Quarterly/ Annual	15,336	—	15,336
NZD	2,340	04/16/2030	0.955%	3 Month BKBM	Semi-Annual/ Quarterly	(30,766)	(33,547)	2,781
NZD	2,340	04/16/2030	3 Month BKBM	0.955%	Quarterly/ Semi-Annual	30,787	—	30,787
NOK	10,070	05/05/2030	6 Month NIBOR	0.885%	Semi-Annual/ Annual	8,696	—	8,696
CHF	2,810	05/05/2030	6 Month LIBOR	(0.335)%	Semi- Annual/ Annual	4,858	(1)	4,859
CHF	3,670	06/02/2030	6 Month LIBOR	(0.337)%	Semi-Annual/ Annual	8,430	4,299	4,131
NZD	1,850	06/02/2030	0.718%	3 Month BKBM	Semi- Annual/ Quarterly	3,532	—	3,532
USD	140	05/07/2050	0.870%	3 Month LIBOR	Semi-Annual/Quarterly	2,568	—	2,568
USD	140	05/07/2050	3 Month LIBOR	0.870%	Quarterly/ Semi-Annual	(2,570)	(3,699)	1,129

						$1,137,038	$(112,095)	$1,249,133

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Goldman Sachs International
CDX-CMBX.NA.BB Series 6, 5/11/2063*	(5.00)%	Monthly	25.00%	USD	865	$437,541	$284,089	$153,452
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/2063*	(3.00)	Monthly	22.01	USD	950	317,221	161,298	155,923
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BB Series 6, 5/11/2063*	5.00	Monthly	25.00	USD	1,955	(988,894)	(339,613)	(649,281)
CDX-CMBX.NA.BB Series 6, 5/11/2063*	5.00	Monthly	25.00	USD	26	(13,158)	(12,999)	(159)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/2063*	3.00	Monthly	22.01	USD	4,728	(1,578,758)	(462,787)	(1,115,971)
Deutsche Bank AG
CDX-CMBX.NA.BB Series 6, 5/11/2063*	5.00	Monthly	25.00	USD	2,500	(1,264,569)	(443,546)	(821,023)
Goldman Sachs International
Avis Budget Group, Inc., 5.250%, 3/15/2025, 12/20/2023*	5.00	Quarterly	11.97	USD	50	(8,634)	2,294	(10,928)
CDX-CMBX.NA.BB Series 6, 5/11/2063*	5.00	Monthly	25.00	USD	5	(2,531)	(2,497)	(34)
CDX-CMBX.NA.BB Series 6, 5/11/2063*	5.00	Monthly	25.00	USD	5	(2,531)	(2,497)	(34)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BB Series 6, 5/11/2063*	5.00	Monthly	25.00	USD	33	(16,701)	(13,819)	(2,882)
CDX-CMBX.NA.BB Series 6, 5/11/2063*	5.00	Monthly	25.00	USD	30	(15,183)	(12,713)	(2,470)
CDX-CMBX.NA.BB Series 6, 5/11/2063*	5.00	Monthly	25.00	USD	31	(15,691)	(13,214)	(2,477)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BB Series 6, 5/11/2063*	5.00%	Monthly	25.00%	USD	10	$(5,061)	$(4,887)	$(174)
CDX-CMBX.NA.BB Series 6, 5/11/2063*	5.00	Monthly	25.00	USD	31	(15,690)	(14,296)	(1,394)
CDX-CMBX.NA.BB Series 6, 5/11/2063*	5.00	Monthly	25.00	USD	32	(16,195)	(13,480)	(2,715)

						$(3,188,834)	$(888,667)	$(2,300,167)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	8,460	03/20/2025	CPI#	0.388%	Maturity	$(119,155)	$—	$(119,155)
Citibank, NA	USD	5,530	07/09/2024	CPI#	1.840%	Maturity	245,822	—	245,822
JPMorgan Chase Bank, NA	USD	14,680	03/12/2025	CPI#	0.750%	Maturity	(222,445)	—	(222,445)

							$(95,778)	$—	$(95,778)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Barclays Bank PLC
Barclays Capital US Inflation Linked Bonds 1 to 10 Year	LIBOR Minus 0.15%	Maturity	USD	135,159	08/01/2020	$833,335
Citibank, NA
CGABROEB	LIBOR Plus 0.20%	Quarterly	USD	2,099	05/17/2021	147,888
CGABROEB	LIBOR Plus 0.20%	Quarterly	USD	885	05/17/2021	62,537
Goldman Sachs & Co.
Mellanox Technologies Ltd	LIBOR Plus 0.35%	Annual	USD	205	01/05/2021	17,565
Mellanox Technologies Ltd	LIBOR Plus 0.35%	Annual	USD	152	01/05/2021	13,730
Goldman Sachs International
Markit iBoxx EUR Contingent Convertible Liquid Developed Market AT1 TRI	3 Month EURIBOR	Quarterly	EUR	736	12/20/2020	170,306

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Mellanox Technologies Ltd	LIBOR Plus 0.35%	Monthly	USD	1,875	01/05/2021	$153,121
Russell 2000 Total Return Index	LIBOR Plus 0.05%	Quarterly	USD	8,119	05/17/2021	799,833
JPMorgan Chase Bank, NA
JPQABACP(1)	0 .00%	Quarterly	USD	2,087	07/15/2020	(106,010)
JPQABACP(2)	0.01%	Annual	USD	5,674	07/15/2020	(2,830,380)
Morgan Stanley Capital Services LLC
IBOVESPA Futures	0.00%	Monthly	BRL	869	06/17/2020	58,807
KOSPI 200 Futures	0.00%	Monthly	KRW	431	06/11/2020	24,667
Morgan Stanley Capital Services, Inc.
Bloomberg Commodity Index	1.20%	Maturity	USD	43,426	06/15/2020	3,241,615
Pay Total Return on Reference Obligation
Goldman Sachs & Co.
Charles Schwab Corp. (The)	LIBOR Minus 0.30%	Monthly	USD	856	01/05/2021	312,065
Charles Schwab Corp. (The)	LIBOR Minus 0.30%	Monthly	USD	799	01/05/2021	301,863
Charles Schwab Corp. (The)	LIBOR Minus 0.30%	Monthly	USD	174	01/05/2021	5,009
Charles Schwab Corp. (The)	LIBOR Minus 1.08%	Monthly	USD	43	01/05/2021	(4,031)
Charles Schwab Corp. (The)	LIBOR Minus 0.30%	Monthly	USD	177	01/05/2021	(13,625)
Charles Schwab Corp. (The)	LIBOR Minus 0.30%	Monthly	USD	281	01/05/2021	(22,130)
First Horizon National Corp.	LIBOR Minus 0.29%	Monthly	USD	350	01/05/2021	266,646
First Horizon National Corp.	LIBOR Minus 0.29%	Monthly	USD	261	01/05/2021	201,080
First Horizon National Corp.	LIBOR Minus 0.28%	Monthly	USD	220	01/05/2021	171,443
First Horizon National Corp.	LIBOR Minus 0.31%	Monthly	USD	186	01/05/2021	143,047
First Horizon National Corp.	LIBOR Minus 0.29%	Monthly	USD	147	01/05/2021	117,385
First Horizon National Corp.	LIBOR Minus 1.54%	Monthly	USD	51	01/05/2021	40,392
First Horizon National Corp.	LIBOR Minus 0.29%	Monthly	USD	276	01/05/2021	34,300
First Horizon National Corp.	LIBOR Minus 0.30%	Monthly	USD	37	01/05/2021	16,555
First Horizon National Corp.	LIBOR Minus 0.30%	Monthly	USD	16	01/05/2021	11,455
First Horizon National Corp.	LIBOR Minus 0.29%	Monthly	USD	14	01/05/2021	10,573
First Horizon National Corp.	LIBOR Minus 0.29%	Monthly	USD	122	01/05/2021	6,274

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
First Horizon National Corp.	LIBOR Minus 0.30%	Monthly	USD	1	01/05/2021	$644
First Horizon National Corp.	LIBOR Minus 0.30%	Monthly	USD	27	01/05/2021	(2,021)
First Horizon National Corp.	LIBOR Minus 0.30%	Monthly	USD	25	01/05/2021	(5,510)
First Horizon National Corp.	LIBOR Minus 0.30%	Monthly	USD	60	01/05/2021	(10,712)
First Horizon National Corp.	LIBOR Minus 0.30%	Monthly	USD	123	01/05/2021	(23,606)
First Horizon National Corp.	LIBOR Minus 0.40%	Monthly	USD	220	01/05/2021	(48,671)
Goldman Sachs International
S&P 500 Total Return Index	LIBOR Plus 0.08%	Quarterly	USD	97,904	05/17/2021	(5,867,485)
JPMorgan Chase Bank, NA
Borgwarner, Inc.	LIBOR Minus 0.31%	Monthly	USD	684	08/14/2020	81,773
Borgwarner, Inc.	LIBOR Minus 0.30%	Monthly	USD	383	08/14/2020	31,451
Borgwarner, Inc.	LIBOR Minus 0.30%	Monthly	USD	1	08/14/2020	75
Borgwarner, Inc.	LIBOR Minus 0.30%	Monthly	USD	1	08/14/2020	53
Borgwarner, Inc.	LIBOR Minus 1.58%	Monthly	USD	82	08/14/2020	(1,941)
Borgwarner, Inc.	LIBOR Minus 0.30%	Monthly	USD	169	08/14/2020	(4,022)
Borgwarner, Inc.	LIBOR Minus 0.25%	Monthly	USD	21	08/14/2020	(5,906)
Borgwarner, Inc.	LIBOR Minus 0.27%	Monthly	USD	109	08/14/2020	(22,011)
Borgwarner, Inc.	LIBOR Minus 0.30%	Monthly	USD	703	08/14/2020	(232,921)
JPQABACP(3)	0.01%	Quarterly	USD	2,511	07/15/2020	(270,842)
JPQABACP(4)	0.00%	Quarterly	USD	6,206	07/15/2020	(399,477)
JPQABHYS	LIBOR Minus 0.14%	Quarterly	USD	290	05/17/2021	14,868
Morgan Stanley	LIBOR Minus 0.30%	Monthly	USD	1,273	08/14/2020	292,078
Morgan Stanley	LIBOR Minus 0.30%	Monthly	USD	320	08/14/2020	43,208
Morgan Stanley	LIBOR Minus 0.31%	Monthly	USD	2	08/14/2020	(220)
Morgan Stanley	LIBOR Minus 0.30%	Monthly	USD	39	08/14/2020	(5,022)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	LIBOR Minus 0.32%	Monthly	USD	190	08/14/2020	$(12,785)
Morgan Stanley	LIBOR Minus 0.31%	Monthly	USD	107	08/14/2020	(15,224)
Morgan Stanley	LIBOR Minus 0.30%	Monthly	USD	200	08/14/2020	(22,330)
Peugeot SA	EURIBOR Minus 0.20%	Monthly	EUR	227	08/14/2020	115,111
Peugeot SA	EURIBOR Minus 0.20%	Monthly	EUR	215	08/14/2020	114,604
Peugeot SA	EURIBOR Minus 0.30%	Monthly	EUR	119	08/14/2020	17,363
Peugeot SA	EURIBOR Minus 0.30%	Monthly	EUR	96	08/14/2020	13,523
Peugeot SA	EURIBOR	Monthly	EUR	221	08/14/2020	5,626
Peugeot SA	EURIBOR Minus 0.30%	Monthly	EUR	94	08/14/2020	1,939
Peugeot SA	EURIBOR Minus 0.30%	Monthly	EUR	1	08/14/2020	256
Peugeot SA	EURIBOR	Monthly	EUR	10	08/14/2020	120
Peugeot SA	EURIBOR Minus 0.30%	Monthly	EUR	5	08/14/2020	(476)
Peugeot SA	EURIBOR Minus 0.30%	Monthly	EUR	33	08/14/2020	(3,778)
Peugeot SA	EURIBOR	Monthly	EUR	121	08/14/2020	(11,917)
Peugeot SA	EURIBOR Minus 0.30%	Monthly	EUR	339	08/14/2020	(48,335)
South State Corp.	LIBOR Minus 0.31%	Monthly	USD	175	08/14/2020	95,760
South State Corp.	LIBOR Minus 0.31%	Monthly	USD	31	08/14/2020	15,210
South State Corp.	LIBOR Minus 0.29%	Monthly	USD	16	08/14/2020	1,723
South State Corp.	LIBOR Minus 0.31%	Monthly	USD	2	08/14/2020	823
South State Corp.	LIBOR Minus 0.30%	Monthly	USD	5	08/14/2020	328
Wordline SA/France	EURIBOR Minus 0.20%	Monthly	EUR	638	08/14/2020	19,974
Wordline SA/France	EURIBOR Minus 0.30%	Monthly	EUR	8	08/14/2020	(437)
Wordline SA/France	EURIBOR	Monthly	EUR	13	08/14/2020	(990)
Wordline SA/France	EURIBOR	Monthly	EUR	32	08/14/2020	(1,411)
Wordline SA/France	EURIBOR Minus 0.30%	Monthly	EUR	179	08/14/2020	(12,423)
Wordline SA/France	EURIBOR Minus 0.30%	Monthly	EUR	161	08/14/2020	(12,896)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
Xperi Corp.	LIBOR Minus 0.30%	Monthly	USD	214		08/14/2020	$45,138
Xperi Corp.	LIBOR Minus 0.30%	Monthly	USD	89		08/14/2020	37,523
Xperi Corp.	LIBOR Minus 0.30%	Monthly	USD	103		08/14/2020	24,260
Xperi Corp.	LIBOR Minus 0.30%	Monthly	USD	28		08/14/2020	2,206
Xperi Corp.	LIBOR Minus 0.30%	Monthly	USD	4		08/14/2020	884
Xperi Corp.	LIBOR Minus 0.30%	Monthly	USD	1		08/14/2020	509
Xperi Corp.	LIBOR Minus 1.58%	Monthly	USD	2		08/14/2020	424
Xperi Corp.	LIBOR Minus 0.30%	Monthly	USD	2		08/14/2020	149
Xperi Corp.	LIBOR Plus 0.18%	Monthly	USD	0	**	08/14/2020	27
Morgan Stanley Capital Services LLC
AON.US	LIBOR Minus 0.25%	Monthly	USD	60		01/27/2021	(8,510)
AON.US	LIBOR Minus 0.25%	Monthly	USD	169		01/27/2021	(11,681)
AON.US	LIBOR Minus 0.40%	Monthly	USD	79		01/27/2021	(13,680)
AON.US	LIBOR Minus 0.30%	Monthly	USD	75		01/27/2021	(15,487)
AON.US	LIBOR Minus 0.28%	Monthly	USD	100		01/27/2021	(15,949)
AON.US	LIBOR Minus 0.25%	Monthly	USD	254		01/27/2021	(25,205)
AON.US	LIBOR Minus 0.28%	Monthly	USD	264		01/27/2021	(42,090)
AON.US	LIBOR Minus 1.10%	Monthly	USD	488		01/27/2021	(100,039)
AON.US	LIBOR Minus 0.40%	Monthly	USD	840		01/27/2021	(139,558)
Eldorado Resorts Inc	LIBOR Plus 0.30%	Annual	USD	537		01/27/2021	149,479
Eldorado Resorts Inc	LIBOR Minus 0.58%	Monthly	USD	26		01/27/2021	9,132
Fidelity National Financial, Inc.	LIBOR Minus 0.25%	Monthly	USD	1		01/27/2021	(173)
Fidelity National Financial, Inc.	LIBOR Minus 0.30%	Monthly	USD	3		01/27/2021	(735)
Fidelity National Financial, Inc.	LIBOR Minus 0.30%	Monthly	USD	5		01/27/2021	(1,008)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
Fidelity National Financial, Inc.	LIBOR Minus 0.30%	Monthly	USD	19		01/27/2021	$(3,108)
Fidelity National Financial, Inc.	LIBOR Minus 0.25%	Monthly	USD	74		01/27/2021	(11,491)
Fidelity National Financial, Inc.	LIBOR Minus 0.30%	Monthly	USD	72		01/27/2021	(13,454)
Fidelity National Financial, Inc.	LIBOR Minus 0.29%	Monthly	USD	95		01/27/2021	(14,179)
Flutter Entertainment PLC	LIBOR Minus 0.30%	Monthly	GBP	53		01/27/2021	(8,314)
Flutter Entertainment PLC	LIBOR Minus 0.30%	Monthly	GBP	194		01/27/2021	(52,374)
Flutter Entertainment PLC	LIBOR Minus 0.30%	Monthly	GBP	222		01/27/2021	(55,832)
Flutter Entertainment PLC	LIBOR Minus 0.30%	Monthly	GBP	257		01/27/2021	(66,395)
Flutter Entertainment PLC	LIBOR Minus 0.30%	Monthly	GBP	287		01/27/2021	(75,072)
Flutter Entertainment PLC	LIBOR Minus 0.30%	Monthly	GBP	279		01/27/2021	(75,423)
Flutter Entertainment PLC	LIBOR Minus 0.875%	Monthly	GBP	356		01/27/2021	(86,330)
Flutter Entertainment PLC	LIBOR Minus 0.875%	Monthly	GBP	527		01/27/2021	(115,608)
Flutter Entertainment PLC	LIBOR Minus 0.75%	Monthly	GBP	312		01/27/2021	(123,145)
Flutter Entertainment PLC	LIBOR Minus 0.30%	Monthly	GBP	482		01/27/2021	(128,072)
LNTH.US	LIBOR Minus 0.29%	Monthly	USD	106		01/27/2021	432
LNTH.US	LIBOR Minus 0.30%	Monthly	USD	5		01/27/2021	88
LNTH.US	LIBOR Minus 0.30%	Monthly	USD	0	**	01/27/2021	(7)
LNTH.US	LIBOR Minus 0.30%	Monthly	USD	12		01/27/2021	(259)
LNTH.US	LIBOR Minus 0.29%	Monthly	USD	129		01/27/2021	(1,044)
LNTH.US	LIBOR Minus 0.30%	Monthly	USD	18		01/27/2021	(2,630)
LNTH.US	LIBOR Minus 0.29%	Monthly	USD	23		01/27/2021	(2,717)
LNTH.US	LIBOR Minus 0.30%	Monthly	USD	18		01/27/2021	(3,142)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
LNTH.US	LIBOR Minus 0.28%	Monthly	USD	140	01/27/2021	$(26,201)
LNTH.US	LIBOR Minus 0.30%	Monthly	USD	131	01/27/2021	(29,570)
MSABHOWN	LIBOR Minus 0.30%	Quarterly	USD	414	05/17/2021	(14,502)
Swiss Marketing Index Future	0.00%	Monthly	CHF	307	06/19/2020	(24,539)
Swiss Marketing Index Future	0.00%	Monthly	CHF	820	06/19/2020	(34,120)
Swiss Marketing Index Future	0.00%	Monthly	CHF	1,742	06/19/2020	(369,745)

						$(3,432,681)

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid)/ Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA
FTSE 100 Index 08/21/2020*	32.00%	Maturity	GBP	796	$(200,802)	$—	$(200,802)
Credit Suisse International
S&P 500 Index 06/19/2020*	59.00	Maturity	USD	1,625	(1,335,841)	—	(1,335,841)
Goldman Sachs International
Russell 2000 Index 08/21/2020*	43.40	Maturity	USD	1,370	(292,138)	—	(292,138)
UBS AG
Nasdaq 100 Stock Index 06/19/2020*	57.50	Maturity	USD	1,890	(1,481,153)	—	(1,481,153)
Nasdaq 100 Stock Index 08/21/2020*	39.65	Maturity	USD	842	(291,997)	—	(291,997)
Nikkei 225 Index 07/10/2020*	38.00%	Maturity	JPY	60,540	(298,768)	—	(298,768)
Sale Contracts
Citibank, NA
Nasdaq 100 Stock Index 06/19/2020*	34.90	Maturity	USD	534	273,738	—	273,738
S&P 500 Index 06/19/2020*	33.25	Maturity	USD	250	118,100	—	118,100
Goldman Sachs International
Nasdaq 100 Stock Index 06/19/2020*	35.40	Maturity	USD	395	207,631	—	207,631
Nikkei 225 Index 07/10/2020*	30.46	Maturity	JPY	38,949	98,213	—	98,213
Russell 2000 Index 06/19/2020*	47.80	Maturity	USD	1,476	374,677	—	374,677
JPMorgan Chase Bank, NA
FTSE 100 Index 06/19/2020*	31.10	Maturity	GBP	171	31,711	—	31,711
Nikkei 225 Index 06/12/2020*	30.20	Maturity	JPY	21,698	60,922	—	60,922
UBS AG
S&P 500 Index 06/19/2020*	37.80	Maturity	USD	680	384,609	—	384,609

					$(2,351,098)	$—	$(2,351,098)

*	Termination date
**	Principal amount less than 500.
(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Fair valued by the Adviser.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Represents entire or partial securities out on loan.
(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2020, the aggregate market value of these securities amounted to $47,516,881 or 7.9% of net assets.

(g)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
CHC Group LLC	04/26/2017	$34,109	$1,186	0.00%
CHC Group LLC/CHC Finance Ltd. Series AI Zero Coupon, 10/01/2020	04/26/2017	165,452	23,771	0.00%

(h)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(i)	Defaulted matured security.
(j)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at May 31, 2020.
(k)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.14% of net assets as of May 31, 2020, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
CLNY TrustSeries 2019-IKPR, Class E 2.905%, 11/15/2038	11/27/2019	$217,791	$150,765	0.02%
Carlson Travel, Inc. 9.50%, 12/15/2024	11/17/2017	191,366	100,004	0.02%
Comstock Resources Inc. 7.50%, 05/15/2025	09/18/2018	41,323	36,174	0.01%
Dryden Senior Loan Fund Series 2017-49A, Class E 7.435%, 07/18/2030	05/23/2017	247,798	205,456	0.03%
Exide International Holdings LP(Superpriority Lien) Zero Coupon, 10/31/2021	06/18/2019	109,426	102,990	0.02%
Exide Technologies(Exchange Priority) 11.00%, 10/31/2024	06/21/2019	61,542	7,192	0.00%
Exide Technologies(First Lien) 11.00%, 10/31/2024	06/21/2019	17,967	0	0.00%
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX, Class E 5.132%, 06/15/2045	03/30/2017	294,811	174,688	0.03%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	04/26/2017	15,753	99	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	04/26/2017	17,287	14	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018	04/26/2017	15	0	0.00%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	$32,000	$31,468	0.01%
Tonon Luxembourg SA 6.50%, 10/31/2024	04/26/2017	2,541	154	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	03/29/2017	33,435	3,688	0.00%

(l)	Convertible security.
(m)	Defaulted.
(n)	Pays 11% cash or up to 7% PIK and remaining in cash.
(o)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(p)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at May 31, 2020.
(q)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(r)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at May 31, 2020.
(s)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(t)	Affiliated investments.
(u)	The rate shown represents the 7-day yield as of period end.
(v)

As of May 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $89,892,798 and gross unrealized depreciation of investments was $(54,573,278), resulting in net unrealized appreciation of $35,319,520.

(w)	One contract relates to 1 share.

Currency Abbreviations:

ARS – Argentine Peso

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

THB – Thailand Baht

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

ADR – American Depositary Receipt

BKBM – Bank Bill Benchmark (New Zealand)

BOBL – Bundesobligationen

BTP – Buoni del Tesoro Poliennali

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

CPI – Consumer Price Index

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

EURIBOR – Euro Interbank Offered Rate

FNMA – Federal National Mortgage Association

FTSE – Financial Times Stock Exchange

GDR – Global Depositary Receipt

KOSPI – Korea Composite Stock Price Index

LIBOR – London Interbank Offered Rates

MSCI – Morgan Stanley Capital International

NIBOR – Norwegian Interbank Offered Rate

OSE – Osaka Securities Exchange

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

SGX – Singapore Exchange

SPDR – Standard & Poor’s Depository Receipt

SPI – Share Price Index

STIBOR – Stockholm Interbank Offered Rate

TBA – To Be Announced

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

(1) The following table represents the 50 largest (long/(short)) equity basket holdings underlying the total return swap with JPQABACP as of May 31, 2020.

Security Description	Shares	Current Notional	Percent of Basket’s Value
MSCI AC World Index	(2,120)	$(3,792,395)	(181.7)%
Royal Dutch Shell PLC	170	257,116	12.3%
Chevron Corp.	1,983	181,809	8.7%
Agnico Eagle Mines Ltd.	2,346	149,493	7.2%
TOTAL SA	3,925	146,793	7.0%
Exxon Mobil Corp.	2,869	130,435	6.3%
BP PLC	337	127,296	6.1%
EOG Resources, Inc.	1,680	85,637	4.1%
Boliden AB	3,280	71,103	3.4%
MMC Norilsk Nickel PJSC	2,207	69,157	3.3%
LUKOIL PJSC	891	66,161	3.2%
Repsol SA	6,728	62,637	3.0%
PetroChina Co. Ltd.	179,272	61,523	2.9%
Glencore PLC	332	61,430	2.9%
Vale SA	6,110	59,629	2.9%
Antofagasta PLC	45	48,295	2.3%
Polyus PJSC	574	47,378	2.3%

Security Description	Shares	Current Notional	Percent of Basket’s Value
Rio Tinto PLC	9	$46,892	2.2%
Kirkland Lake Gold Ltd.	1,013	38,881	1.9%
Newcrest Mining Ltd.	1,884	38,240	1.8%
Motor Oil Hellas Corinth Refinery	2,248	37,500	1.8%
JXTG Holdings, Inc.	8,946	34,402	1.6%
First Quantum Minerals Ltd.	5,882	34,345	1.6%
Lundin Mining Corp.	6,875	31,535	1.5%
Mosaic Co./The	2,550	30,829	1.5%
Yamato Kogyo Co. Ltd.	1,486	30,680	1.5%
Origin Energy Ltd.	7,528	29,434	1.4%
Halliburton Co.	2,228	26,175	1.3%
Alcoa Corp.	2,778	25,588	1.2%
Sumitomo Metal Mining Co. Ltd.	879	24,497	1.2%
Cosan SA	2,007	24,328	1.2%
Aker BP ASA	1,312	21,073	1.0%
S-Oil Corp.	365	20,814	1.0%
Johnson Matthey PLC	7	19,469	0.9%
Tupras Turkiye Petrol Rafineri	1,469	18,457	0.9%
Inpex Corp.	2,619	18,252	0.9%
Norsk Hydro ASA	7,143	18,137	0.9%
OZ Minerals Ltd.	2,875	17,980	0.9%
Continental Resources, Inc./OK	1,327	16,229	0.8%
Concho Resources, Inc.	273	14,870	0.7%
APERAM SA	530	14,584	0.7%
NexTier Oilfield Solutions, Inc.	4,780	13,861	0.7%
Industrias Penoles SAB de CV	1,222	11,644	0.6%
Petroleo Brasileiro SA	1,274	9,608	0.5%
Incitec Pivot Ltd.	6,811	9,088	0.4%
TMK PJSC	2,472	8,120	0.4%
SM Energy Co.	2,177	7,662	0.4%
Occidental Petroleum Corp.	573	7,423	0.4%
Orocobre Ltd.	3,275	5,109	0.2%
Petroleo Brasileiro SA	1,262	4,727	0.2%
Other Long	28,098	13,848	0.7%

(2) The following table represents the 50 largest (long/(short)) equity basket holdings underlying the total return swap with JPQABACP as of May 31, 2020.

Security Description	Shares	Current Notional	Percent of Basket’s Value
MSCI AC World Index	(5,762)	$(10,309,371)	(181.7)%
Royal Dutch Shell PLC	461	698,953	12.3%
Chevron Corp.	5,390	494,237	8.7%
Agnico Eagle Mines Ltd.	6,377	406,385	7.2%
TOTAL SA	10,669	399,048	7.0%
Exxon Mobil Corp.	7,798	354,578	6.3%
BP PLC	915	346,045	6.1%
EOG Resources, Inc.	4,567	232,798	4.1%
Boliden AB	8,915	193,289	3.4%
MMC Norilsk Nickel PJSC	6,001	187,998	3.3%
LUKOIL PJSC	2,423	179,855	3.2%
Repsol SA	18,289	170,274	3.0%
PetroChina Co. Ltd.	487,340	167,246	2.9%
Glencore PLC	902	166,993	2.9%
Vale SA	16,608	162,098	2.9%
Antofagasta PLC	121	131,285	2.3%
Polyus PJSC	1,559	128,793	2.3%
Rio Tinto PLC	24	127,473	2.2%
Kirkland Lake Gold Ltd.	2,754	105,696	1.9%
Newcrest Mining Ltd.	5,121	103,954	1.8%

Security Description	Shares	Current Notional	Percent of Basket’s Value
Motor Oil Hellas Corinth Refinery	6,110	$101,942	1.8%
JXTG Holdings, Inc.	24,319	93,519	1.6%
First Quantum Minerals Ltd.	15,991	93,364	1.6%
Lundin Mining Corp.	18,689	85,725	1.5%
Mosaic Co./The	6,932	83,808	1.5%
Yamato Kogyo Co. Ltd.	4,038	83,401	1.5%
Origin Energy Ltd.	20,465	80,013	1.4%
Halliburton Co.	6,056	71,155	1.3%
Alcoa Corp.	7,553	69,559	1.2%
Sumitomo Metal Mining Co. Ltd.	2,391	66,594	1.2%
Cosan SA	5,455	66,135	1.2%
Aker BP ASA	3,566	57,286	1.0%
S-Oil Corp.	991	56,582	1.0%
Johnson Matthey PLC	20	52,926	0.9%
Tupras Turkiye Petrol Rafineri	3,994	50,173	0.9%
Inpex Corp.	7,119	49,618	0.9%
Norsk Hydro ASA	19,418	49,304	0.9%
OZ Minerals Ltd.	7,817	48,877	0.9%
Continental Resources, Inc./OK	3,607	44,117	0.8%
Concho Resources, Inc.	741	40,424	0.7%
APERAM SA	1,440	39,646	0.7%
NexTier Oilfield Solutions, Inc.	12,993	37,679	0.7%
Industrias Penoles SAB de CV	3,322	31,653	0.6%
Petroleo Brasileiro SA	3,464	26,119	0.5%
Incitec Pivot Ltd.	18,516	24,704	0.4%
TMK PJSC	6,720	22,074	0.4%
SM Energy Co.	5,917	20,829	0.4%
Occidental Petroleum Corp.	1,558	20,179	0.4%
Orocobre Ltd.	8,904	13,889	0.2%
Petroleo Brasileiro SA	3,431	12,851	0.2%
Other Long	76,382	37,644	0.7%

(3) The following table represents the 50 largest (long/(short)) equity basket holdings underlying the total return swap with JPQABACP as of May 31, 2020.

Security Description	Shares	Current Notional	Percent of Basket’s Value
MSCI AC World Index	(2,550)	$(4,561,863)	(181.7)%
Royal Dutch Shell PLC	204	309,285	12.3%
Chevron Corp.	2,385	218,698	8.7%
Agnico Eagle Mines Ltd.	2,822	179,824	7.2%
TOTAL SA	4,721	176,577	7.0%
Exxon Mobil Corp.	3,451	156,900	6.3%
BP PLC	405	153,124	6.1%
EOG Resources, Inc.	2,021	103,012	4.1%
Boliden AB	3,945	85,530	3.4%
MMC Norilsk Nickel PJSC	2,655	83,189	3.3%
LUKOIL PJSC	1,072	79,585	3.2%
Repsol SA	8,093	75,346	3.0%
PetroChina Co. Ltd.	215,646	74,006	2.9%
Glencore PLC	399	73,894	2.9%
Vale SA	7,349	71,728	2.9%
Antofagasta PLC	54	58,093	2.3%
Polyus PJSC	690	56,991	2.3%
Rio Tinto PLC	11	56,406	2.2%
Kirkland Lake Gold Ltd.	1,219	46,770	1.9%
Newcrest Mining Ltd.	2,266	45,999	1.8%
Motor Oil Hellas Corinth Refinery	2,704	45,109	1.8%

Security Description	Shares	Current Notional	Percent of Basket’s Value
JXTG Holdings, Inc.	10,761	$41,382	1.6%
First Quantum Minerals Ltd.	7,076	41,313	1.6%
Lundin Mining Corp.	8,270	37,933	1.5%
Mosaic Co./The	3,067	37,085	1.5%
Yamato Kogyo Co. Ltd.	1,787	36,905	1.5%
Origin Energy Ltd.	9,056	35,406	1.4%
Halliburton Co.	2,680	31,486	1.3%
Alcoa Corp.	3,342	30,780	1.2%
Sumitomo Metal Mining Co. Ltd.	1,058	29,468	1.2%
Cosan SA	2,414	29,264	1.2%
Aker BP ASA	1,578	25,349	1.0%
S-Oil Corp.	439	25,038	1.0%
Johnson Matthey PLC	9	23,420	0.9%
Tupras Turkiye Petrol Rafineri	1,767	22,201	0.9%
Inpex Corp.	3,150	21,956	0.9%
Norsk Hydro ASA	8,592	21,817	0.9%
OZ Minerals Ltd.	3,459	21,628	0.9%
Continental Resources, Inc./OK	1,596	19,522	0.8%
Concho Resources, Inc.	328	17,888	0.7%
APERAM SA	637	17,543	0.7%
NexTier Oilfield Solutions, Inc.	5,749	16,673	0.7%
Industrias Penoles SAB de CV	1,470	14,007	0.6%
Petroleo Brasileiro SA	1,533	11,558	0.5%
Incitec Pivot Ltd.	8,193	10,932	0.4%
TMK PJSC	2,973	9,768	0.4%
SM Energy Co.	2,618	9,217	0.4%
Occidental Petroleum Corp.	690	8,929	0.4%
Orocobre Ltd.	3,940	6,146	0.2%
Petroleo Brasileiro SA	1,518	5,687	0.2%
Other Long	33,799	16,657	0.7%

(4) The following table represents the 50 largest (long/(short)) equity basket holdings underlying the total return swap with JPQABACP as of May 31, 2020.

Security Description	Shares	Current Notional	Percent of Basket’s Value
MSCI AC World Index	(6,302)	$(11,274,727)	(181.7)%
Royal Dutch Shell PLC	504	764,402	12.3%
Chevron Corp.	5,894	540,516	8.7%
Agnico Eagle Mines Ltd.	6,974	444,439	7.2%
TOTAL SA	11,668	436,414	7.0%
Exxon Mobil Corp.	8,528	387,780	6.3%
BP PLC	1,001	378,448	6.1%
EOG Resources, Inc.	4,995	254,597	4.1%
Boliden AB	9,750	211,389	3.4%
MMC Norilsk Nickel PJSC	6,562	205,602	3.3%
LUKOIL PJSC	2,649	196,697	3.2%
Repsol SA	20,001	186,218	3.0%
PetroChina Co. Ltd.	532,974	182,907	2.9%
Glencore PLC	986	182,630	2.9%
Vale SA	18,164	177,276	2.9%
Antofagasta PLC	133	143,579	2.3%
Polyus PJSC	1,705	140,853	2.3%
Rio Tinto PLC	26	139,409	2.2%
Kirkland Lake Gold Ltd.	3,012	115,593	1.9%
Newcrest Mining Ltd.	5,601	113,688	1.8%
Motor Oil Hellas Corinth Refinery	6,682	111,487	1.8%
JXTG Holdings, Inc.	26,596	102,276	1.6%

Security Description	Shares	Current Notional	Percent of Basket’s Value
First Quantum Minerals Ltd.	17,488	$102,107	1.6%
Lundin Mining Corp.	20,439	93,752	1.5%
Mosaic Co./The	7,581	91,656	1.5%
Yamato Kogyo Co. Ltd.	4,416	91,210	1.5%
Origin Energy Ltd.	22,381	87,505	1.4%
Halliburton Co.	6,623	77,818	1.3%
Alcoa Corp.	8,260	76,073	1.2%
Sumitomo Metal Mining Co. Ltd.	2,615	72,830	1.2%
Cosan SA	5,965	72,328	1.2%
Aker BP ASA	3,900	62,651	1.0%
S-Oil Corp.	1,084	61,881	1.0%
Johnson Matthey PLC	22	57,882	0.9%
Tupras Turkiye Petrol Rafineri	4,368	54,871	0.9%
Inpex Corp.	7,786	54,264	0.9%
Norsk Hydro ASA	21,236	53,920	0.9%
OZ Minerals Ltd.	8,549	53,454	0.9%
Continental Resources, Inc./OK	3,945	48,248	0.8%
Concho Resources, Inc.	811	44,210	0.7%
APERAM SA	1,575	43,359	0.7%
NexTier Oilfield Solutions, Inc.	14,210	41,208	0.7%
Industrias Penoles SAB de CV	3,633	34,617	0.6%
Petroleo Brasileiro SA	3,788	28,565	0.5%
Incitec Pivot Ltd.	20,250	27,018	0.4%
TMK PJSC	7,349	24,141	0.4%
SM Energy Co.	6,471	22,779	0.4%
Occidental Petroleum Corp.	1,704	22,069	0.4%
Orocobre Ltd.	9,737	15,189	0.2%
Petroleo Brasileiro SA	3,753	14,054	0.2%
Other Long	83,535	41,169	0.7%

AB All Market Total Return Portfolio

May 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Information Technology	$67,506,572	$11,620,305	$6,462		$79,133,339
Health Care	39,525,525	13,403,474	—		52,928,999
Consumer Discretionary	36,058,384	13,865,498	38,156		49,962,038
Financials	28,739,228	14,212,654	889,343		43,841,225
Industrials	28,792,008	7,611,728	0	(a)	36,403,736
Communication Services	20,631,043	8,540,066	—		29,171,109
Consumer Staples	7,475,861	10,687,656	64,416		18,227,933
Materials	8,627,228	1,977,316	0	(a)	10,604,544
Utilities	3,419,418	2,934,669	—		6,354,087
Real Estate	2,959,393	2,065,921	—		5,025,314
Energy	2,322,764	1,210,151	5,909	(a)	3,538,824
Investment Companies	30,799,955	—	—		30,799,955
Corporates - Non-Investment Grade	—	26,984,468	120,518	(a)	27,104,986
Corporates - Investment Grade	—	17,696,103	—		17,696,103
Governments - Treasuries	—	14,072,627	—		14,072,627
Emerging Markets - Sovereigns	—	9,647,723	—		9,647,723
Collateralized Mortgage Obligations	—	6,229,316	—		6,229,316
Bank Loans	—	4,193,704	1,039,117		5,232,821
Emerging Markets - Corporate Bonds	—	3,647,501	154		3,647,655
Inflation-Linked Securities	—	2,798,188	—		2,798,188
Collateralized Loan Obligations	—	1,797,385	—		1,797,385
Emerging Markets - Treasuries	—	1,625,895	—		1,625,895
Asset-Backed Securities	—	953,471	—		953,471
Options Purchased - Puts	—	910,006	—		910,006
Quasi-Sovereigns	—	659,716	—		659,716
Commercial Mortgage-Backed Securities	—	572,247	—		572,247
Governments - Sovereign Bonds	—	216,500	—		216,500
Local Governments - US Municipal Bonds	—	152,163	—		152,163
Warrants	24,152	—	5,025	(a)	29,177
Preferred Stocks	29,082	—	—		29,082
Mortgage Pass-Throughs	—	136	—		136
Short-Term Investments:
Investment Companies	99,792,345	—	—		99,792,345
U.S. Treasury Bills	—	1,999,520	—		1,999,520
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	5,291,368	—	—		5,291,368

Total Investments in Securities	381,994,326	182,286,107	2,169,100		566,449,533
Other Financial Instruments(b):
Assets:
Futures	7,252,034	366,974	—		7,619,008
Forward Currency Exchange Contracts	—	6,734,664	—		6,734,664
Centrally Cleared Credit Default Swaps	—	1,336,695	—		1,336,695
Centrally Cleared Interest Rate Swaps	—	1,257,594	—		1,257,594
Credit Default Swaps	—	754,762	—		754,762
Inflation (CPI) Swaps	—	245,822	—		245,822
Total Return Swaps	—	8,298,252	—		8,298,252
Variance Swaps	—	1,549,601	—		1,549,601
Liabilities:
Futures	(4,109,819)	(391,969)	—		(4,501,788)
Forward Currency Exchange Contracts	—	(5,042,534)	—		(5,042,534)
Currency Options Written	—	(910,006)	—		(910,006)
Centrally Cleared Credit Default Swaps	—	(264,383)	—		(264,383)
Centrally Cleared Interest Rate Swaps	—	(120,556)	—		(120,556)
Credit Default Swaps	—	(3,943,596)	—		(3,943,596)

Inflation (CPI) Swaps	—	(341,600)	—	(341,600)
Total Return Swaps	—	(11,730,933)	—	(11,730,933)
Variance Swaps	—	(3,900,699)	—	(3,900,699)

Total	$385,136,541	$176,184,195	$2,169,100	$563,489,836

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended May 31, 2020 is as follows:

Fund	Market Value 08/31/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 05/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$44,674	$430,499	$375,381	$99,792	$0
Government Money Market Portfolio*	8,911	36,720	40,340	5,291	0
Total	$53,585	$467,219	$415,721	$105,083	$0

*	Investments of cash collateral for securities lending transactions